As filed with the Securities and Exchange Commission on November 25, 2025.
1933 Act Registration No. 333-261454
1940 Act Registration No. 811-23759
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒
(Check appropriate box or boxes)

THRIVENT ETF TRUST
(Exact Name of Registrant as Specified in Declaration of Trust)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(612) 844-7190

Name and Address of Agent for Service
John D. Jackson
Secretary
Thrivent ETF Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211

Copies to:
Brian D. McCabe Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199	Jeremy C. Smith Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 11036

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☒	on January 30, 2026 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-261454) relates only to Thrivent Small-Mid Cap Equity ETF and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

[ ], 2026
Thrivent ETF Trust
Prospectus

Thrivent Small-Mid Cap Equity ETF (NYSE Arca, Inc.: TSME)
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
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The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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Thrivent Small-Mid Cap Equity ETF
TSME

Prior to January 31, 2025, Thrivent Small-Mid Cap Equity ETF (the "Fund") was named Thrivent Small-Mid Cap ESG ETF.
Investment Objective
The Fund seeks long-term capital growth. The Fund’s investment objective may be changed without shareholder approval.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and/or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the net asset value)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65%
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not shares are sold or redeemed), and also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be (based on estimated Fund expenses):
1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid-sized companies that are listed or traded on a national securities exchange.
Under normal market conditions, the Fund invests primarily in companies that have market capitalizations within the range of those companies included in widely known small- and mid-cap indices, such as the Russell 2500™ Index, S&P MidCap 400® Index, S&P SmallCap 600® Index, or the small- to mid-sized company market capitalization classifications published by Morningstar or Lipper. The Fund defines small- to mid-cap companies as those with market capitalizations at or below the market capitalization of the largest company represented in either or both of the Russell 2500 Index (approximately $54.5 billion as of November 30, 2024) or the S&P MidCap 400 Index (approximately $23.8 billion as of November 29, 2024). Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change reference groups used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change.
The Adviser uses fundamental and other investment research techniques to look for small- to mid-sized companies that, in its opinion, have strong growth prospects, are in an industry with a positive economic outlook, have high-quality management, and/or have a strong financial position. The Fund is an actively managed exchange traded fund (“ETF”) and does not seek to replicate the performance of a specified index.
Principal Risks
The Fund is subject to the following principal investment risks, which you should review carefully and in entirety. An investment in the Fund is not a deposit or other obligation of Thrivent Trust Company or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal agency. The Fund may not achieve its investment objective and you could lose money by investing in the Fund.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
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Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•
The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
•
Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.
•
The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•
Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk. Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.
Performance
The Fund compares its performance to the Russell 3000® Index, an appropriate broad-based securities market index, to comply with new regulations that require the Fund’s broad-based market index to reflect the overall market in which the Fund may invest. The Russell 3000® Index measures the performance of 3,000 large-, mid-, and small-cap U.S. equities, representing approximately 98% of the U.S. equity market. The Fund also measures its performance compared to the Russell 2500® Index, an additional index with characteristics relevant to the Fund’s investment strategy, which measures the performance of the 2,500 smallest companies by market capitalization of the Russell 3000® Index. The Fund no longer compares its returns to the S&P MidCap 400 ESG Index because the current indices better reflect the Fund’s current investment universe.
The Fund’s total returns for the period prior to January 31, 2025 as reflected in the bar chart and the table are the returns of the Fund when it followed different investment strategies under the name “Thrivent Small-Mid Cap ESG ETF.” The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index that represents the overall domestic equity market in which the Fund may invest and a more narrowly based index that reflects the market segments in which the Fund invests. Average annual total returns are shown on a before- and after-tax basis for the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s
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website at thriventETFs.com/individual or by calling 800-847-4836.
Year-by-Year Total Return

Best Quarter:	Q1 2024	+11.95%
Worst Quarter:	Q3 2023	(4.41)%
Average Annual Total Returns
(Periods Ending December 31, 2024)
		Since Inception
	1 Year	October 5, 2022
(before taxes)	18.91%	17.27%
(after taxes on distributions)	18.81%	17.14%
(after taxes on distributions and redemptions)	11.27%	13.44%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	23.81%	22.53%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	12.00%	13.24%
S&P MidCap 400® ESG Index (reflects no deduction for fees, expenses or taxes)	11.37%	13.72%
Management
Investment Adviser
The Fund is managed by Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”).
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund:
Name and Title	Portfolio Manager of the Fund Since
Charles R. Miller, CFA Senior Portfolio Manager	October 2022
Simon A. Bizien, CFA Portfolio Manager	March 2023
Purchase and Sale of Fund Shares
The Fund issues and redeems shares at its NAV only in Creation Units. These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only Authorized Participants purchase or redeem Creation Units. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.
Individual shares of the Fund may only be purchased and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at market prices. Because Fund shares trade at market prices rather than at NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) (the “bid-ask spread”). When available, recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads will be available at thriventETFs.com/individual.
Tax Information
The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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More About Investment Strategies and Risks

The Fund’s investment objective and principal strategies are described in the “Summary Section” above. The principal strategies are the strategies that the Adviser believes are most likely to be important in trying to achieve the Fund’s investment objective. Please note that the Fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (“SAI”).
This section provides additional information about some of the securities and other practices in which the Fund may engage, along with their associated risks.
Information About Certain Non-Principal Investment Strategies
Defensive Investing. In response to market, economic, political or other conditions, the Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes that are not part of the Fund’s principal investment strategies. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.
Exchange Traded Funds. An ETF is an investment company that trades on a securities exchange and holds a portfolio of investments. An ETF that is designed to track an index or benchmark may fail to do so accurately and may trade at a discount to its net asset value. Other ETFs are actively managed and instead of tracking a particular index or benchmark they seek to outperform it.
Generally, investments in other investment companies (including ETFs) are subject to statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder. These limitations include a prohibition on the Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in the securities of any one investment company or more than 10% of its total assets, in the aggregate, in investment company securities. Rule 12d1-4 under the 1940 Act permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions.
Illiquid Investments. The Fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase. An illiquid investment is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of illiquid investments could hamper the Fund’s ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.
Initial Public Offerings. The Fund may purchase securities in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund’s size is smaller, any gains from IPOs will have an exaggerated impact on the Fund’s reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that the Fund will have favorable IPO investment opportunities.
Securities Lending. The Fund may seek additional income by lending Fund securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.
Short-Term Trading. The investment strategy for the Fund at times may include short-term trading. While the Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.
Unusual Opportunities. The Fund may purchase some securities that do not meet its normal investment criteria when the Adviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.
Differences Between Investing in an ETF and a Mutual Fund
Shareholders of the Fund should be aware of certain differences between investing in an ETF, like the Fund, and a mutual fund.
Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of each business day. Shares of the Fund, by contrast, cannot be purchased from or redeemed with the Fund except by or through Authorized Participants and then typically for an in-kind basket of securities. In contrast, investors who are not Authorized Participants purchase and sell shares generally for cash on a secondary market at the prevailing market price. In addition, the Fund issues and redeems shares on a continuous basis only in large blocks of shares, typically 10,000 shares, called Creation Units.
Exchange Listings. Unlike mutual funds, the Fund’s shares are listed on an exchange and traded in the secondary market in the same manner as other equity securities and ETFs. Investors can purchase and sell individual shares of the Fund only on the secondary market through a broker-dealer. The Fund’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and
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market standards of the market where they or their broker-dealers direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient. Secondary market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, shares of the Fund.
In-Kind Redemptions. Unlike shares of many mutual funds that are only bought and sold at closing NAVs, the shares of the Fund are created and redeemed principally in kind in Creation Units at each day’s market close at the Fund’s NAV and tradable in a secondary market on an intraday basis at prevailing market prices. These in-kind arrangements will potentially mitigate adverse effects on the Fund’s portfolio that could arise from frequent cash purchase and redemption transactions that continuously affect the NAV of the Fund. These transactions may reduce transaction costs borne by the Fund. Moreover, relative to mutual funds, where frequent redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities that, in turn, may generate taxable gain, the Fund’s in-kind redemption mechanism is expected to reduce the need to sell portfolio securities to meet redemption requests, and therefore may lessen the taxable gain generated by such sales of portfolio securities. The Fund may nevertheless be required to sell certain securities from its portfolio prior to effecting an in-kind redemption to ensure it distributes the proper securities to Authorized Participants. Any such sales may generate taxable gain or loss. The Fund cannot predict to what extent, if any, it will redeem its shares in kind rather than in cash; nor can the Fund predict the extent to which any such in kind redemption will reduce the taxable gain recognized in connection therewith. The Fund may still realize gains related to either cash redemptions or rebalancing transactions which may need to be distributed.
Glossary of Principal Risks
The main risks associated with investing in the Fund are summarized in the Fund’s “Summary Section” above. More detailed descriptions of the risks are provided below in alphabetical order for ease of reference. Additional risks are described in the SAI.
Conflicts of Interest Risk. An investment in the Fund is subject to a number of actual or potential conflicts of interest. The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Fund. The Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.
The Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The Fund may invest in investments affiliated with the Adviser. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates. The Adviser and its affiliates have no obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with the Fund. The portfolio compositions and performance results of the Fund therefore will differ from other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s other clients are proprietary or pay them higher fees or performance-based fees. Further, the activities in which the Adviser and its affiliates are involved on behalf of other accounts could limit or preclude the flexibility that the Fund could otherwise have to participate in certain investments.
Cybersecurity Risk. The Fund and its service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund’s ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Fund’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. While the Fund’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Fund and its shareholders may bear costs tied to these risks.
Equity Security Risk. Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in one particular sector,
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industry, or geographic region which would make the Fund more vulnerable to adverse developments affecting such sectors, industries, or geographic regions. Equity securities are generally more volatile than most debt securities. The prices of individual stocks generally do not all move in the same direction at the same time. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.
ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•
Authorized Participant Concentration Risk. Prior to trading in the secondary market, shares of the Fund are “created” at its NAV pursuant to an agreement between Authorized Participants and the Distributor (as defined below). A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of any substituted securities, assets or other positions), if any, that together approximate the holdings of the Fund in exchange for Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, the Fund’s shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, the Fund could possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•
Market Trading Risks.

Absence of Active Market. Although shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares or the Fund’s underlying portfolio securities will develop or be maintained by market makers or Authorized Participants.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. Secondary market trading in Fund shares may be halted by the Exchange because of market conditions or for other reasons.

Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. Fund shares may be loaned, borrowed, pledged or purchased on margin, and certain ETFs have options associated with them. The use of Fund shares in these ways may result in increased volatility and larger premiums and discounts on Fund shares. In addition, trading activity in derivative products based on the Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Fund trade on the Exchange at prices at, above or below the Fund’s most recent NAVs. The NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on the Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on the Exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “bid-ask spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price).

The bid-ask spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider bid-ask spreads. There may also be
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regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
•
Fund Shares Liquidity Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. Accordingly, if such parties do not perform their functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in the Fund’s shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Fund’s shares inadvisable. In addition, trading in the Fund’s shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.
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Redemption Risk. Authorized Participants may from time to time own a substantial amount of Fund shares. These Authorized Participants may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large Authorized Participant or large group of Authorized Participants would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by Authorized Participants may adversely affect the Fund’s liquidity and net assets. To the extent the Fund permits redemptions in cash, these redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its investors earlier than the Fund otherwise would have. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large Authorized Participants transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of the Fund and may, therefore, have a material upward or downward effect on the market price of the shares.
Growth Investing Risk. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may lack dividends that could help cushion prices in a declining market. Growth style investing may be out of favor with investors from time to time and growth stocks may underperform the securities of other companies or the stock market in general.
Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.
Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Fund’s portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. To the extent that the Fund invests in common stock, common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in and general creditors of, the company.
Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause the Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector.
Price declines may occur in response to general market and economic conditions or events, including conditions and developments outside of the financial markets such as significant changes in interest and inflation rates and the availability of credit. In addition, domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of an infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economies, which in turn could adversely
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affect the Fund's investments. Any investment is subject to the risk that the financial markets as a whole may decline in value, thereby depressing the investment’s price.
Mid Cap Risk. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Regulatory Risk. Legal, tax, and regulatory developments may adversely affect the Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The Fund may have difficulty selling holdings of these companies at a desired time and price. Smaller companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns. It may be a substantial period of time before the Fund could realize a gain, if any, on an investment in a small cap company.
Tax Risk. Changes in federal income tax laws or rates may affect both the net asset value of the Fund and the returns generated from securities in the Fund.
Value Investing Risk. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor. Value style investing may be out of favor with investors from time to time and value stocks may underperform the securities of other companies or the stock market in general.
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Management of the Fund

Investment Adviser
The Fund is managed by Thrivent Asset Mgt., 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211. Thrivent Asset Mgt. had approximately $34.1 billion in assets under management as of September 30, 2024. Thrivent Asset Mgt. is an indirect wholly owned subsidiary of Thrivent Financial for Lutherans (“Thrivent”). Thrivent and its affiliates have been in the investment advisory business since 1986 and had approximately $189.0 billion in assets under management as of September 30, 2024. Thrivent Asset Mgt. provides investment research and supervision of the assets for the Fund.
Management Fees
The Fund pays an annual management fee to the Adviser of 0.65% of the Fund’s average daily net assets. A discussion regarding the basis for the approval by the Board of Trustees of the Fund (the “Board”) of the Fund’s Investment Advisory Agreement is included in the Form N-CSR filing for the most recent annual period.
Portfolio Management
Information about the portfolio managers who are jointly and primarily responsible for the day-to-day management of the Fund is shown below. The SAI for the Fund provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Fund.
Name	Industry Experience
Charles R. Miller, CFA	Industry professional since 2010; joined Thrivent in 2013
Simon A. Bizien, CFA	Industry professional since 2013; prior to joining Thrivent in 2022, at Invesco Advisors from 2018 to 2022
Other Service Providers
Administrator. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Fund’s administrator and performs certain accounting and administrative services for the Fund.
Distributor. ALPS Distributors, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203, serves as the distributor (the “Distributor”) of Creation Units for the Fund on an agency basis. The Distributor will deliver a prospectus to Authorized Participants purchasing shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. The Adviser has entered into an agreement with the Distributor under which it makes payments to the
Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Fund or its shareholders.
Custodian. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as the Custodian for the Fund.
Transfer Agent. State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016, serves as shareholder servicing and transfer agent for the Fund.
Primary Listing Exchange. The shares of the Fund are listed for trading on the NYSE Arca, a national securities exchange.
Personal Securities Investments
Personnel of Thrivent Asset Mgt. may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Fund are permitted by Thrivent Asset Mgt., subject to compliance with applicable provisions under the applicable codes of ethics.
Trademarks and Disclaimers
Trademarks
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Russell 2500® and Russell 3000® are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”) nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor, or endorse the content of this communication.
The S&P MidCap 400® ESG Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by the Fund. Copyright © 2024 S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial Inc., and/or its affiliates. All rights reserved. Redistribution, reproduction and/or photocopying in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones indices LLC's indices please visit spdji.com. S&P® is a registered trademark of Standard & Poor's Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings, LLC their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC,
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Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. The NYSE Arca is not responsible for, nor has it participated in, the determination of the
Fund’s investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
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Shareholder Information

Buying and Selling Shares
Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the “Purchase, Redemption and Pricing Shares” section of the SAI. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. An Authorized Participant is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company (“DTC”) participant, in either case, who has executed an agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Most investors will buy and sell shares of the Fund in secondary market transactions through broker-dealers. Shares of the Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price of the Fund’s shares). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of Fund shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. Shares of the Fund trade on an exchange at prices that may differ to varying degrees from the daily NAV of the shares.
The Fund’s primary listing exchange is the NYSE Arca. The NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
A “Business Day” with respect to the Fund is each day the Fund is open and includes any day that the Fund is required to be open under Section 22(e) of the 1940 Act. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the NYSE Arca closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. Please see the SAI for more information.
Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, is the registered owner of all outstanding shares of the Fund and is recognized as the owner of all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of share certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your financial intermediary, which will provide you with account statements, confirmations of your purchases and sales of shares, and tax information. Your financial intermediary also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.
Share Trading Prices
The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for shares of the Fund and shares of underlying securities held by the Fund, economic conditions and other factors. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States.
Calculating Net Asset Value
The Fund determines its NAV once daily at the close of regular trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m. Eastern time. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or certain other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading. The Fund generally does not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The price at which an Authorized Participant purchases shares of the Fund is based on the next calculation of the NAV after the Fund receives a purchase request in good order.
The Fund determines its NAV by dividing the total Fund assets, less all liabilities, by the total number of outstanding shares. To
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determine the NAV, the Fund generally values its securities at current market value using readily available market prices. If market prices are not readily available or if the Adviser determines that they are not reliable, the Board has designated the Adviser to make fair valuation determinations in accordance with Rule 2a-5 under the 1940 Act pursuant to policies approved by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes a review of various factors set forth in the pricing policies. For any portion of the Fund’s assets that are invested in mutual funds, the NAV is calculated based upon the NAV of the mutual funds in which the Fund invests, and the prospectuses for those mutual funds explain the circumstances under which they will use fair value pricing and the effects of such a valuation.
Rule 12b-1 Fees
The Board has approved, and the Fund has adopted, a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the “Service Providers”). If a Service Provider provides such services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. Future payments may be made under the Plan without any further shareholder approval. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund.
Policy Regarding Short-Term or Excessive Trading
The Fund does not impose any restrictions on the frequency of purchases and redemptions of Fund shares. When considering that a policy regarding short-term or excessive trading was not necessary for the Fund, the Board considered the structure of the Fund as an ETF and that Fund shares are purchased and redeemed directly with the Fund only in Creation Units by Authorized Participants who are authorized to purchase and redeem shares directly with the Fund. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, the Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. The Fund reserves the right to reject or limit any purchase order at any time.
The Fund reserves the right to impose restrictions on disruptive or abusive trading. Such trading is defined by the Fund as purchases and sales of Fund shares in amounts and frequency determined by the Fund to be significant and in a pattern of activity that can potentially be detrimental to the Fund and its shareholders. Such adverse effects can include diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, incurring unwanted taxable gains or forcing the Fund to hold excess levels of cash. The Fund may reject purchase or redemption orders in such instances. The Fund also imposes a transaction fee on Creation Unit transactions that is designed to offset the Fund’s transfer and other transaction costs associated with the issuance and redemption of the Creation Units. The Board may determine that policies and procedures regarding the frequency of purchases and redemptions of fund shares are necessary in the future.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted under Rule 12d1-4 under the 1940 Act to invest in the Fund beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including, potentially, that such investment companies enter into an agreement with the Fund.
Payment to Broker-Dealers and Other Financial Intermediaries
Shareholder Services
The Adviser may make arrangements for the Fund to make payments, directly or through the Adviser or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain shareholder services, including, potentially, sub-transfer agency and related administrative services to shareholders holding Fund shares in nominee or street name. Those services may include, without limitation: maintaining investor accounts at the financial intermediary level and keeping track of purchases, redemptions and exchanges by such accounts; processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The Fund may pay a fee for these services, directly or through the Adviser or its affiliates, to financial intermediaries selected by the Adviser and/or its affiliates. The actual services provided, and the fees paid for such services, may vary from firm to firm.
The payments described above may be material to financial intermediaries relative to other compensation paid by the Fund and/or the Adviser and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) revenue sharing fees described herein. The Adviser relies primarily on contractual arrangements with financial intermediaries to verify whether such intermediaries are providing the services for which they are receiving such payments. Although the Adviser does not audit such financial intermediaries, they may make periodic information requests to verify certain information about the services provided.
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Other Payments
Thrivent Asset Mgt. has entered into an agreement with the Distributor, pursuant to which Thrivent Asset Mgt. makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Fund or its shareholders.
In addition, Thrivent Asset Mgt. and Thrivent Distributors, LLC (“Thrivent Distributors”) makes payments, out of its own resources, to financial intermediaries that sell shares of the Fund in order to promote the distribution and retention of Fund shares. Such payments may be made for a variety of purposes or services, including, without limitation, marketing and/or fund promotion activities and presentations, educational training programs, events or conferences (including sponsorships of such events by the Adviser), data analytics and support, printing and mailing costs, and the development of technology platforms and reporting systems. In addition, the Adviser makes payments (through Thrivent Distributors) to certain intermediaries that promote or make shares of the Fund available to their clients and to intermediaries for activities that the Adviser and Thrivent Distributors believe facilitate investment in the Fund. This compensation, often referred to as revenue sharing, is in addition to any compensation paid by the Fund through the Plan or for administrative, sub-transfer agency, networking, recordkeeping, and/or other shareholder support services. Currently, payments made to intermediaries are generally 0.10% on assets for each intermediary. However, these payments are expected to vary year to year and may differ depending on the intermediary. The Adviser may make arrangements at other rates with certain intermediaries.
These payments create an incentive for the financial intermediary or its financial representatives to recommend or offer shares of the Fund to you. The Adviser could make payments (through Thrivent Distributors) based on any number of metrics, including payments in fixed amounts, amounts based upon an intermediary’s services at defined levels, amounts based on the intermediary’s net sales of the Fund or one or more Thrivent funds in a year or other period, or calculated in basis points based on average net assets attributed to the intermediary, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Payments to an intermediary may be significant and may create conflicts of interest for the intermediary.
Revenue sharing arrangements are separately negotiated between the Adviser and/or its affiliates, and the recipients of these payments. Revenue sharing payments are not made by the Fund and are not reflected as additional expenses in the fee table in the Fund’s prospectus.
For additional information regarding agreements in place as of the date of this prospectus to make such payments, please see the section entitled “Underwriting and Distribution Services – Other Payments” in the SAI.
Redeeming Fund Shares
Shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.
The prices at which redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form. These prices may differ from the market price of the Fund’s shares. Only an Authorized Participant may create or redeem Creation Units directly with the Fund. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.
When the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. The Fund imposes a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Information about the procedures regarding redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees are included in the SAI. In addition, creation and redemption baskets may differ and the Fund may accept “custom baskets." The Adviser may decide to use a “custom basket” when doing so would be in the best interests of the Fund and its shareholders, in accordance with policies and procedures adopted by the Fund. See the "Custom Baskets" section of the SAI.
Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares.
Disclosure of Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI. The Fund discloses its portfolio holdings daily at thriventETFs.com/individual.
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Distributions and Taxes

Dividends
Dividends of the Fund, if any, are generally declared and paid at least annually. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by the Fund. The Fund’s distributions may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as 401(k) plan or an individual retirement account (in which case you will be taxed upon withdrawal from such account).
Capital Gains
Capital gains distributions, if any, usually will be declared and paid in December.
Taxes
The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In general, any net investment income and short-term capital gain distributions you receive from the Fund is taxable as ordinary income. To the extent the Fund receives and distributes qualified dividend income, you may be eligible for a tax rate lower than that on other ordinary income distributions if certain requirements are met. Distributions of other net capital gains by the Fund are generally taxable as capital gains—in most cases, at different rates from those that apply to ordinary income. In addition, there is a possibility that some of the distributions of the Fund may be classified as return of capital.
The tax you pay on a given capital gains distribution generally depends on how long the Fund has held the Fund securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.
A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares, including those paid in securities or other instruments, usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
Back-up Withholding
By law, the Fund must withhold 24% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.
Authorized Participants Purchasing and Redeeming in Creation Units
An Authorized Participant that exchanges equity securities for one or more Creation Units will generally recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between (i) the market value of the Creation Unit(s) at the time and, (ii) the exchanger’s aggregate basis in the securities surrendered plus (or minus) any cash component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between (i) the exchanger’s basis in the Creation Unit(s) and, (ii) the aggregate market value of the securities received plus (or minus) any cash component received (or paid). Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax adviser. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those described herein.
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Other Information

Premium/Discount Information
Information regarding how often the shares of the Fund traded on the NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year, and the most recently completed calendar quarters since that year, as applicable, can be found at thriventETFs.com/individual.
Continuous Offering
You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Creation Units are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealers who are not “underwriters” but are participating in a distribution of shares are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that the prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this prospectus.
Conflicts of Interest
It is also possible that, from time to time, the Adviser and its affiliates (including their directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) may, subject to compliance with applicable law, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance liquidity, investment flexibility and diversification. The Adviser and its Affiliates reserve the right, subject to compliance with applicable law, to sell or redeem at any time some or all of the shares of the Fund acquired for their own accounts, and any such sale may be done in reliance on this Registration Statement. A large sale or redemption of shares of the Fund by the Adviser or its Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s liquidity, investment flexibility and portfolio diversification. The Adviser seeks to consider the effect of redemptions on the Fund and other shareholders in deciding whether to redeem its shares. For more information about conflicts of interest, see the “Investment Adviser and Portfolio Managers–Investment Adviser–Conflicts of Interest” section in the SAI.
16

Financial Highlights

The financial highlights table for the Fund is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR filing for the fiscal year ended September 30, 2024, which is available upon request. The financial highlights should be read in conjunction with the financial statements and notes thereto.
17

Thrivent ETF Trust
Financial Highlights

	PER SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
Small-Mid Cap Equity ETF
Year Ended September 30, 2024(c)	$27.82	$0.18	$8.75	$8.93	$(0.16)	$—
Period Ended September 30, 2023(c),(d)	25.00	0.18	2.68	2.86	(0.04)	—
(a)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Per share amounts have been calculated using the average shares outstanding method.
(d) For the period from October 5, 2022 (inception) through September 30, 2023.
*All per share amounts have been rounded to the nearest cent.
18

Thrivent ETF Trust
Financial Highlights – continued

	RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.16)	$36.59	32.21%	$214.5	0.65%	0.55%	0.65%	0.55%	58%
(0.04)	27.82	7.65%	133.4	0.65%	0.67%	0.65%	0.67%	47%
(b)Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
**Computed on an annualized basis for periods less than one year.
19

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4321 N. Ballard Rd.
Appleton, WI 54919-0001

A better way to deliver documents. In response to concerns regarding multiple mailings, we send one copy of a prospectus and each annual and semiannual report for Thrivent ETF Trust to each household. This consolidated mailing process is known as householding. It helps save money by reducing printing and postage costs. If you wish to discontinue householding in the future, contact your financial intermediary.
Investment Adviser Thrivent Asset Management, LLC 901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211	Legal Counsel Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP 45 South Seventh Street, Suite 3400 Minneapolis, Minnesota 55402
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203	Transfer Agent, Administrator & Custodian State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016
The SAI, which is incorporated by reference into this prospectus, contains additional information about the Fund. Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semiannual financial statements. To make shareholder inquiries or to request a free copy of the SAI, the Fund’s annual or semiannual report, or other information such as the Fund’s financial statements, call 800-847-4836 or visit thriventETFs.com/prospectus. Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at sec.gov, and you may request copies of this information, after paying a duplicating fee, by sending an email to publicinfo@sec.gov.
1940 Act File No. 811-23759
ALPS Distributors, Inc., member FINRA, is the distributor for Thrivent ETFs. Thrivent Distributors, LLC, a subsidiary of Thrivent, is the marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.
32097PR R11-25

Thrivent ETF Trust
Statement of Additional Information
Dated [ ], 2026
Fund	Ticker	Principal U.S. Listing Exchange
Thrivent Small-Mid Cap Equity ETF	TSME	NYSE Arca, Inc.
THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
The Fund is a series of Thrivent ETF Trust (the “Trust”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Fund’s prospectus dated [ ], 2026, as from time to time revised or supplemented (the “Prospectus”).
The Fund’s financial statements contain important information about the Fund. The Fund’s financial statements for the fiscal period ended September 30, 2024, including the Report of Independent Registered Public Accounting Firm, are included in the Fund’s Form N-CSR filing for such period and are incorporated herein by reference.
For a free copy of the Prospectus, this SAI, or an annual or semiannual report for the Fund, or to request other information or ask questions about the Fund, call 800-847-4836. In addition, you may visit thriventETFs.com/prospectus.
The Prospectus and SAI do not purport to create any contractual obligations between the Trust or the Fund and its shareholders. In addition, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Fund, including contracts with the investment manager or other parties who provide services to the Fund.

Table of Contents

General Information About the Trust
The Trust was organized as a Massachusetts Business Trust on September 2, 2021 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is authorized to issue shares of beneficial interest, par value $0.00000001 per share, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. Trust currently consists of five series. This SAI contains information about Thrivent Small Mid-Cap Equity ETF (formerly, Thrivent Small-Mid Cap ESG ETF) (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. Information about Thrivent Mid Cap Value ETF and Thrivent Small Cap Value ETF, each a series of the Trust, can be found in its Statement of Additional Information, dated September 8, 2025. Information about Thrivent Core Plus Bond ETF and Thrivent Ultra Short Bond ETF, each a series of the Trust, can be found in their Statement of Additional Information, dated February 18, 2025.
The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. The Board of Trustees (the “Board”) may amend the Declaration of Trust upon notice to shareholders. The Trust may issue an unlimited number of shares in one or more series as the Board may authorize.
Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of the Fund in the event of liquidation. The Trust generally holds shareholder meetings only when required by law.
Under Massachusetts law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Fund intends to include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust’s assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust.
The Declaration of Trust provides that state and federal courts sitting within the Commonwealth of Massachusetts shall be the sole and exclusive forums for any shareholder to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Massachusetts Business Corporation Act, the Massachusetts Uniform Trust Code, or any federal or state securities law, in each case as amended from time to time, or the Declaration of Trust or the Trust’s Bylaws; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine. This exclusive jurisdiction provision may make it more expensive for a shareholder to bring a suit and may limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce this provision of the Declaration of Trust.
The Declaration of Trust also provides that no shareholder shall have the right to bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim and that any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders. The provision does not apply to claims arising under the federal securities laws.
Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.
Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Prospectus.

Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the “Shareholder Information” section of the Prospectus. The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.
The shares of the Fund are listed for trading, and trade throughout the day, on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). The shares trade on the NYSE Arca at prices that may differ to some degree from net asset value (“NAV”). There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of shares of the Fund will continue to be met.
The NYSE Arca may consider the suspension of trading and will commence delisting proceedings under any of the following circumstances: (i) if any of the continued listing requirements are not continuously maintained, (ii) if following the initial twelve-month period after commencement of trading on the NYSE Arca, there are fewer than 50 beneficial holders of the shares, (iii) if NYSE Arca becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act, (iv) if any statements or representations regarding the description of the portfolio, limitations on portfolio holdings or the applicability of NYSE Arca listing rules is not continuously maintained, or (v) if such other event shall occur or condition exists that, in the opinion of the NYSE Arca, makes further dealings on the NYSE Arca inadvisable. In addition, the NYSE Arca will remove the shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares through a broker-dealer or other financial intermediary, you will be responsible for any fees or commissions charged by that broker-dealer or other financial intermediary.
The Fund reserves the right to conduct stock splits or reverse stock splits, which would impact the price of the Fund’s shares but have no effect on the net assets of the Fund or an investor’s equity interest in the Fund.
The base and trading currency of the Fund is the U.S. dollar. The base currency is the currency in which the Fund’s NAV per share is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the NYSE Arca.

Investment Policies and Restrictions
In addition to those practices stated in the Prospectus, the Fund may purchase the securities or engage in the transactions described below. Each of these investment practices are non-principal investment strategies except as otherwise noted. References in this SAI to the Fund investing in any instrument, security or strategy includes direct or indirect investment, including gaining exposure through derivatives or other investment companies. In general, the Fund may make any investment, including investments which are not identified below, if the Fund’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) reasonably believes that the investment is consistent with the Fund’s investment objectives and policies and the Fund’s investment limitations do not expressly prohibit the Fund from doing so. All percentage limitations and requirements (including those set forth in the fundamental investment restrictions discussed below) as to investments will apply only at the time of an investment to which the limitation or requirement is applicable and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether any investment complies with the Fund’s limitation or requirement. Such percentage limitations and requirements do not apply to the asset coverage test set forth in Section 18(f)(1) of the 1940 Act.
Lending Securities
Consistent with applicable regulatory requirements, the Fund may from time to time lend the securities it holds to broker-dealers and other financial institutions, provided that such loans are made pursuant to written agreements and are initially secured by collateral in the form of cash or domestic securities in an amount equal to at least 102% of the market value of the loaned securities or foreign securities in an amount equal to at least 105% of the market value of the loaned securities. In electing to engage in securities lending for the Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund may be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan may be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.
The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.
The Fund may not lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties. As of the date of this SAI, the Fund has not engaged in securities lending.
Central Clearing and Trade Execution Regulations
The Commodity Exchange Act (the “CEA”) and related regulations enacted by the Commodity Futures Trading Commission (the “CFTC”) may require the Fund to clear certain derivative contracts (including swaps) through a clearinghouse or central counterparty (a “CCP”). At the present time, only certain interest rate swaps and credit default index swaps are subject to mandatory clearing. To clear a derivative with the CCP, the Fund submits the derivative to, and post margin with a futures commission merchant (“FCM”) that is a clearinghouse member. If the Fund must centrally clear a derivative transaction, the CFTC’s regulations may also require that the Fund enter into (or “execute”) that derivative over a market facility known as a swap execution facility (or “SEF”). The Fund may enter into the swap or other derivative with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the transaction to be transferred to the FCM for clearing. It may also enter into the trade with the FCM itself. The CCP, the FCM, SEF and the Executing Dealer are all subject to regulatory oversight by the CFTC. A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from a SEF or an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies. It is likely that in the future the CFTC will require additional types of derivatives to be traded on a SEF. The regulatory requirement to clear certain contracts or execute the contracts over a SEF could, either temporarily or permanently, reduce the liquidity of the derivatives or increase the costs of entering into those derivatives.
Exclusion from Regulation as a Commodity Pool Operator
Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association, neither the Adviser nor the Fund is deemed to be a “commodity pool operator” under the CEA, which, through the CFTC, regulates investments in futures, options on futures and swaps. Accordingly, neither the Trust nor the Adviser is subject to registration or regulation as such under the CEA. Under CFTC Rule 4.5 as currently in effect, the Fund will limit its trading activity in futures, option on futures and swaps (excluding activity for “bona fide hedging purposes,” as defined by the CFTC) such that it meets one of the following tests:
•
Aggregate initial margin and premiums required to establish its futures, options on futures and swap positions do not exceed 5% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions; or
•
Aggregate net notional value of its futures, options on futures and swap positions does not exceed 100% of the liquidation value of the Fund’s portfolio, after taking into account unrealized profits and losses on such positions.
Initial Public Offerings (“IPOs”)
The Fund may invest a portion of their assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares (including the Fund) can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.
The Fund’s investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. These companies may also be more dependent on key managers and third parties and may have limited product lines.
Real Estate Investment Trusts (“REITs”)
REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.
Investing in REITs would subject the Fund to risks associated with the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.
The Fund is also subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for favorable treatment under the Internal Revenue Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Derivatives
Derivatives are financial instruments whose value derives from another security, an index, an interest rate or a currency. The Fund may invest in exchange-traded futures and may, but is not required to, use a number of exchange-traded derivative instruments for risk management purposes or to seek to enhance investment returns. Exchange-traded futures are U.S. listed futures contracts where the future contract’s reference asset is an asset that the Fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly. All future contracts that the Fund may invest in will be traded on a U.S. futures exchange.
While hedging can guard against potential risks, using derivatives adds to the Fund’s expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected. For example, the price or value of the underlying instrument, asset, index, currency or rate may move in a different direction than expected or such movements may be of a magnitude greater or less than expected.
Another risk with derivatives is that some types can amplify a gain or loss, thereby creating investment exposure greater than the initial investment. For example, futures contracts can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in such transactions may be highly leveraged, and the Fund could potentially earn or lose substantially more money than the actual cost (if any) incurred when the derivative is entered into by the Fund. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset, index or rate.

With some derivatives, whether used for hedging, replication or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging, replication or speculative purposes may not be available.
Derivatives can be difficult to value and illiquid, which means the Fund may not be able to close out a derivatives transaction in a cost-efficient manner. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for the Fund to close out a position when desired.
Rule 18f-4 governs the Fund’s use of derivative investments and certain financing transactions (e.g., repurchase or reverse repurchase agreements). Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. The Trust has adopted written policies and procedures to manage the derivatives risks of the Fund and comply with the requirements of Rule 18f-4. Funds that use derivative instruments (beyond certain currency and interest rate hedging transactions) in a limited amount are not subject to the full requirements of Rule 18f-4. The application of Rule 18f-4 to the Fund could restrict its ability to utilize derivative investments and financing transactions and prevent the Fund from implementing its principal investment strategies as described herein, which may result in changes to the Fund’s principal investment strategies and could adversely affect the Fund’s performance and its ability to achieve its investment objective.
Other Investment Companies
The Fund may invest in government money market funds and other exchange-traded funds, which represent interests in professionally managed portfolios that may, in the case of exchange-traded funds, invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share. Certain other investment companies may utilize financial leverage. The Fund will not invest in other investment companies for the purpose of gaining control of the investment company. The extent to which the Fund can invest in other investment companies is limited by federal securities laws.
Exchange Traded Funds
ETFs, such as the Fund, are investment companies that typically are registered under the 1940 Act as open-end funds (as is the Fund’s case) or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and may be based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. An ETF’s investment results are based on the ETF’s daily net asset value. Investors transacting in ETF shares in the secondary market, where market prices may differ from net asset value, may experience investment results that differ from results based on the ETF’s daily net asset value. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
Stakeholder Considerations
The Fund may invest in issuers that the Adviser believes have sustainable long-term business models for the benefit of its stakeholders while driving financial success and risk management. In making this determination, the Adviser may rely on, among other things, information provided by third-party vendors or the relevant companies, as well as various indicators, scores, and other metrics provided by third-party data sources or the Adviser’s own analysis. This may include more traditional assessments such as profitability, financial stability, and sales trends. The Adviser may also review factors such as the quality of a company’s board of directors or executive leadership team, employee culture, or compensation practices, in each case as compared against industry standards (“Stakeholder Considerations”). Some or all of the issuers in which the Fund invests may not have favorable Stakeholder Considerations. The Adviser may take Stakeholder Considerations into account for some, but not all, of the Fund’s investments. Any determinations and conclusions regarding Stakeholder Considerations made by the Adviser may differ from those made by other investment advisers. In considering Stakeholder Considerations, the portfolio management team may be dependent upon information, data, and/or analysis obtained through voluntary reporting by issuers or third parties. As a result, there is a risk that this information might be incorrect, incomplete, inconsistent or incomparable, which could cause the team to incorrectly assess a company’s business model, risks or practices.
The Adviser’s consideration of Stakeholder Considerations, like other information considered by the Adviser, may result in the Fund investing in securities, industries, or sectors that underperform other securities, industries, or sectors, or underperform the market as a whole. Even when Stakeholder Considerations are considered, investments that do not exhibit favorable Stakeholder Considerations or practices may be purchased and retained by the Fund because considerable discretion is given to the Adviser in weighing and evaluating Stakeholder Considerations along with other factors in making investment decisions and any such evaluations of those Stakeholder Considerations may prove incorrect.
Defensive Investing
In response to market, economic, political or other conditions, the Fund may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes that are inconsistent with the Fund’s principal investment strategies. If the Fund does this, different factors could affect the Fund’s performance and it may not achieve its investment objective.
General Market Risks
U.S. and global markets have experienced significant volatility in recent years. The Fund is subject to investment and operational risks associated with financial, economic, regulatory and other global market developments and disruptions, including those arising from war, terrorism, social unrest, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including the Adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments. These and other developments may adversely affect the liquidity of the Fund’s holdings.
Cybersecurity Risk
The Fund and its service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Fund’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for the Fund’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Fund or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. While the Fund’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Fund cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Fund or its shareholders. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Fund and its shareholders may bear costs tied to these risks.
Disclosure of Portfolio Holdings
On each Business Day, prior to the opening of regular trading on the Exchange, the Fund publicly discloses its entire portfolio holdings via its website (thriventETFs.com/individual) and the National Securities Clearing Corporation (“NSCC”) and, typically, the composition of an in-kind creation basket and the in-kind redemption basket via the NSCC that it will accept in respect of a creation or redemption of a Creation Unit. The holdings of the Fund will also be disclosed in quarterly filings with the Commission on Form N-PORT as of the end of the first and third quarters of the Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the Fund’s fiscal year.
Portfolio holdings of the Fund may generally be made available more frequently and prior to their public availability (i) to Authorized Participants, market makers and liquidity providers (e.g., in the course of negotiating a custom basket), (ii) to service providers of the Fund or the Adviser, including outside legal counsel, an accounting or auditing firm, an administrator, custodian, principal underwriter, pricing service, proxy voting service, financial printer, third party that delivers analytical, statistical or consulting services, ratings or rankings agency or other third party that may require such information to provide services for the benefit of the Fund; (iii) to current or prospective Fund shareholders (including shareholders of record of indirect investments in the Fund through another Fund) and their consultants or agents; (iv) as required by law; and (v) for any other legitimate business purpose.
The Fund maintains policies and procedures relating to disclosure of portfolio securities. These policies and procedures are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Fund or useful to the Fund’s shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund and its shareholders) are met, the Fund does not provide or permit others to provide information about its portfolio holdings on a selective basis. Under no circumstances may the Fund, Adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

Before any non-public disclosure of information about the Fund's portfolio holdings is permitted, the Trust’s Chief Compliance Officer or Chief Legal Officer must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the release of this information, including the frequency and time lag, will not disadvantage the Fund, that the disclosure is in the best interests of the Fund’s shareholders, and that the recipient agrees or has a duty (i) to keep the information confidential and (ii) not to trade directly or indirectly based on the information.
In accordance with these policies and procedures, the Fund has ongoing arrangements with the following service providers to provide the Fund’s portfolio holdings information:
Service Provider	Service	Frequency
ALPS Distributors, Inc	Distributor, Advertising Literature Review	Monthly
BlackRock	Trading System	Daily
Bloomberg	Trading System	Daily
Donnelley Financial Solutions, Inc.	Website Content	Quarterly
DTCC	Trade Matching Platform	Daily
Ernst and Young	PFIC analysis	Quarterly
FactSet Research Systems Inc.	Systems Vendor	Daily
Fidelity National Information Services, Inc.	Personal Trading System Vendor	Daily
IHS Markit/S&P Global	Calculation Agent	Daily
Institutional Shareholder Services	Proxy Voting & Class Action Services Vendor	Daily
ITG Inc.	Systems Vendor	Daily
Lipper	Data Vendor	Monthly; sixty day lag
Morningstar, Inc.	Data Vendor	Monthly; sixty day lag
OSTTRA	Confirm and reconcile post-trade data	Daily
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm	Annually
S&P Global	Corporate Action Solutions	Daily
SS&C	Marketing Collateral System	Monthly; five day lag;
State Street Bank and Trust Company	Custodian	Daily
State Street Bank and Trust Company	Fund Administrator/ Accounting Services	Daily
State Street Bank and Trust Company	Systems Vendor	Daily
State Street Bank and Trust Company	Transfer Agent	Daily
VML	Website Consultant	Daily
As part of the annual review of the compliance policies and procedures of the Fund, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the policy that have been made or recommended with the Board.

Investment Limitations
The fundamental investment restrictions for the Fund are set forth below. These fundamental investment restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. (Under the 1940 Act, a “vote of the majority of the outstanding voting securities” means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less.) Under these restrictions, the Fund:
1.
May not borrow money, except that the Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund’s total assets immediately after the time of such borrowing.
2.
May not issue senior securities, except as permitted under the 1940 Act or any exemptive order or rule issued by the SEC.
3.
Will not (except as noted below), with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. government securities, and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.
4.
May not buy or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.
5.
May not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).
6.
May not make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.
7.
Will not underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that the Fund may make pursuant to its fundamental investment restriction on lending.
8.
Will not purchase a security if, after giving effect to the purchase, 25% or more of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to U.S. Government securities (as such term is defined in the 1940 Act).
The following non-fundamental investment restrictions may be changed without shareholder approval. Under these restrictions:
1.
The Fund currently does not intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

2.
The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a “Government security” under the 1940 Act.
3.
The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Fund.
With respect to the fundamental investment restriction above about industry concentration, the Adviser defines industries according to any one or more widely recognized third-party providers and/or as defined by the Adviser. Third-party industry lists may include the Bloomberg Classification System and the Standard and Poor’s Global Industry Classification Standard (GICS) (industry level). The Adviser will also have broad authority to make exceptions from third-party industry lists and determine for the Fund how to classify issuers within or among industries based on such issuer’s characteristics and subject to applicable law.
Section 18(g) of the 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, that percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations. For purposes of the Fund’s policies discussed above, any actions taken or omitted or investments made in reliance on, or in accordance with, exemptive relief, no action relief, interpretive guidance or other regulatory or governmental action or guidance, shall be considered to have been taken, made, or omitted in accordance with applicable law.

Management of the Fund
Board of Trustees and Officers
The Board is responsible for the oversight of the Fund’s business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees the Fund and also serves as:
•
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 23 funds.
•
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 30 funds that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent”) and separate accounts of insurance companies not affiliated with Thrivent.
•
Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one fund that serves as a cash collateral fund for a securities lending program sponsored by Thrivent.
•
Trustee of Thrivent Core Funds, a registered investment company consisting of seven funds that are established solely for investment by Thrivent entities.
The Trust, Thrivent Mutual Funds, Thrivent Series Fund, Inc., Thrivent Cash Management Trust, and Thrivent Core Funds are collectively referred to as the “Fund Complex.”
The following table provides biographical information about the Trustees and officers of the Fund.
Interested Trustees (1)
Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During Past 5 Years	Other Directorships Held Currently and within Past Five Years
Michael W. Kremenak (1978)	President since 2023; Trustee since 2022	62	Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020	Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023
David S. Royal (1971)	Trustee and Chief Investment Officer since 2022	62	Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023	Currently, Advisory Board Member of Twin Bridge Capital Partners; Trustee of Thrivent Church Loan and Income Fund from 2018 to 2023; Director of Thrivent Trust Company from 2020 to 2022

Independent Trustees (4)
Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Janice B. Case (1952)	Trustee since 2022	62	Retired
Independent Director
and member of the
Audit Committee and
Governance and
Nominating
Committee at MN8
Energy LLC and
MN8 Energy
Holdings, LLC since
2023; Independent
Trustee of North
American Electric
Reliability
Corporation from
2008 to 2020

Robert J. Chersi (1961)	Trustee since 2022	62	Founder of Chersi Services LLC (consulting firm) since 2014
Lead Independent
Director since 2019
and Director and
Audit Committee
Chair at
BrightSphere
Investment Group
plc since 2016;
Director and member
of the Audit and Risk
Oversight
Committees of
E*TRADE Financial
Corporation and
Director of E*TRADE
Bank from 2019 to
2020

Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
Arleas Upton Kea (1957)	Trustee since 2022	62	Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the Chairman, FDIC from 2018 to 2021
Board of Directors,
Combined Federal
Campaign of the
National Capital Area
since 2021; Board of
Directors, University
of Texas Alumni
Association since
2021; Board of
Directors, University
of Texas Law School
Foundation since
2021

Paul R. Laubscher (1956)	Trustee since 2022	62	Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022	None
Robert J. Manilla (1962)	Trustee since 2022	62	Vice President and Chief Investment Officer, The Kresge Foundation from 2007 to 2022	Board Member of Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020
James A. Nussle (1960)	Trustee since 2022	62
President and Chief Executive
Officer of America’s Credit
Unions (formerly Union National
Association) from 2014 to
November 2025; Director of
Portfolio Recovery Associates
(PRAA) since 2010; CEO of The
Nussle Group LLC (consulting
firm) since 2009
				None

Name, Address and Year of Birth (2)	Position with Trust and Length of Service (3)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held Currently and within Past Five Years
James W. Runcie (1963)	Trustee since 2022	62	Co-Founder and CEO of Partnership for Education Advancement since 2017	Board Member of Follett Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee Chair of Class Acceleration Corporation from 2021 to 2022
Constance L. Souders (1950)	Trustee since 2022	62	Retired	None
Officers
Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Principal Occupation During Past 5 Years
Michael W. Kremenak (1978)	President since 2023; Trustee since 2022	Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020
David S. Royal (1971)	Trustee and Chief Investment Officer since 2022	Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to 2023
Sarah L. Bergstrom (1977)	Treasurer and Principal Accounting Officer since 2022
Vice President, Thrivent Funds Chief Operations Officer, Thrivent
since 2025; Vice President, Chief Accounting Officer/Treasurer -
Mutual Funds, Thrivent from 2022 to 2025; Head of Mutual Fund
Accounting, Thrivent from 2017 to 2022

Edward S. Dryden (1965)	Chief Compliance Officer since 2022	Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018
John D. Jackson (1977)	Secretary and Chief Legal Officer since 2022	Senior Counsel, Thrivent since 2017
Kathleen M. Koelling (5) (1977)	Privacy Officer since 2022	Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer, Thrivent since 2011
Sharon K. Minta(5) (1973)	Anti-Money Laundering Officer since 2022	Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes Unit, Thrivent since 2019
Troy A. Beaver (1967)	Vice President since 2022	Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015

Name, Address and Year of Birth (2)	Position with the Fund and Length of Service (3)	Principal Occupation During Past 5 Years
Andrew R. Kellogg (6) (1972)	Vice President since 2022
Vice President, Operations Development and Relations, Thrivent
since 2023; Director of Strategic Partnerships, Thrivent from 2021 to
2023; Director, Client Relations, SS&C/DST Systems, Inc. from 2016 to 2021

Jill M. Forte (1974)	Assistant Secretary since 2022	Senior Counsel, Thrivent since 2017
Richard L. Ramczyk (5) (1976)	Assistant Treasurer since 2022	Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual Fund Accounting Operations, Thrivent from 2011 to 2022
Taishiro A. Tezuka (1985)	Assistant Treasurer since 2023
Director, Fund Administration, Thrivent since 2023; Director, Asset
Wealth Management, PricewaterhouseCoopers LLP from 2020 to
2022; Senior Manager, Asset Wealth Management,
PricewaterhouseCoopers LLP from 2019 to 2020

(1)“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)Unless otherwise noted, the address for each Trustee and Officer is 901 Marquette Avenue, Suite 2500, Minneapolis, MN 55402-3211.
(3)Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers generally serve at the discretion of the Board until their successors are duly appointed and qualified.
(4)The Trustees, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Trust and are referred to as “Independent Trustees.”
(5)The address for this officer is 4321 North Ballard Road, Appleton, WI 54913.
(6)The address for this officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Additional Information on Trustees
The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills, on an individual basis and in combination with those of other Trustees, that each Trustee is qualified to serve on the Board. The qualifications that may be considered include, but are not limited to experience on other boards, occupation, business experience, education, knowledge regarding investment matters, diversity of experience, personal integrity and reputation and willingness to devote time to attend and prepare for Board and committee meetings. No one factor is controlling, either with respect to the group or any individual. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with each of the other Trustees, the Adviser, counsel, the Trust’s independent registered public accounting firm and other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service or academic positions and through experience from service as a board member of the Trust and other funds in the Fund Complex, another fund complex, public companies, or non-profit entities or other organizations as set forth below. The following is a summary of each Trustee’s particular professional and other experience that qualifies each person to serve as a Trustee of the Trust.
Interested Trustees

Michael W. Kremenak has served as a Trustee on the Board of the Fund Complex since 2021. He is currently the President of the Fund Complex and previously served as Senior Vice President from 2020 to 2023 and as Secretary and Chief Legal Officer from 2015 to 2020. He served as a Trustee and Senior Vice President of Thrivent Church Loan and Income Fund from 2020 to 2023. Mr. Kremenak joined Thrivent in 2013 and is currently Head of Thrivent Mutual Funds. Before joining Thrivent, Mr. Kremenak worked in the legal department of a large asset management firm. Mr. Kremenak serves on the investment committee of two non-profit organizations, and he has experience serving as a member of the board of directors of a non-profit organization from 2014 to 2020, including on its investment committee.
David S. Royal has served as a Trustee on the Board of the Fund Complex since 2015. He is currently the Chief Investment Officer of the Fund Complex, and he previously served as President from 2015 to 2023 and as Secretary and Chief Legal Officer until 2015. He has served as Chief Financial Officer of Thrivent since 2022 and as Executive Vice President, Chief Investment Officer of Thrivent since 2017. Prior to his current position at Thrivent, Mr. Royal was Deputy General Counsel of Thrivent. He served as Trustee and President of Thrivent Church Loan and Income Fund from 2018 to 2023. Before joining Thrivent, Mr. Royal was a partner at an international law firm based in Chicago. Mr. Royal also has experience serving on the boards of directors of non-profit organizations.
Independent Trustees
Janice B. Case has served as a Trustee on the Board of the Fund Complex since 2011 and as Chair of the Governance and Nominating Committee since 2012. She has over 40 years of experience in the electric utilities industry, including ten years as an executive officer of a Florida-based electric utility and holding company. She is currently an Independent Director and serves on the Audit Committee and the Governance and Nominating Committee for MN8 Energy LLC and MN8 Energy Holdings, LLC. Since leaving full-time corporate employment, Ms. Case gained mutual fund industry experience as a former director on the board of another fund complex. Ms. Case has also served as a director on several public corporate and non-profit boards.
Robert J. Chersi has served as a Trustee on the Board of the Fund Complex and as Chair of the Audit Committee since 2017. He also has been determined by the Board to be an Audit Committee financial expert. Mr. Chersi has over 30 years of experience in the financial services industry and is the founder of Chersi Services LLC, a financial consulting firm. He is currently the Lead Independent Director and Audit Committee Chair at BrightSphere Investment Group plc. Mr. Chersi is also the Executive Director of the Center for Global Governance, Reporting and Regulation of the Lubin School of Business at Pace University. He served as a Director of E*TRADE Bank and E*TRADE Financial Corporation from 2019 to 2020.
Arleas Upton Kea has served as a Trustee on the Board of the Fund Complex since 2022 and as Chair of the Ethics and Compliance Committee since 2024. She retired after more than 35 years of government experience at the Federal Deposit Insurance Corporation (FDIC) where she served in various roles, including as the Deputy to the Chairman for External Affairs; Chief Operating Officer and Deputy to the Chairman; Director, Administration; Ombudsman; and in the Legal Division, including as Acting Deputy General Counsel. As a member of FDIC’s leadership team, she served on the operating committee and the compensation committee and led initiatives in strategic planning, risk management, crisis management, business continuity planning, public policy, external affairs, human resources, and diversity, equity and inclusion. She has gained experience as a director on the board of several non-profit organizations.
Paul R. Laubscher has served as a Trustee on the Board of the Fund Complex since 2009 and as Chair of the Board since 2019. He also previously served as Chair of the Investment Committee from 2010 through 2018 and during a period in 2022. He is a holder of the Chartered Financial Analyst designation and has over 25 years of experience as a portfolio manager. Mr. Laubscher was formerly a senior investment manager of the retirement fund of a large public technology company.
Robert J. Manilla has served as a Trustee on the Board of the Fund Complex since 2022 and as Chair of the Investment Committee since 2023. He has over 30 years of experience in the financial services industry, including fifteen years as

Vice President and Chief Investment Officer of the Kresge Foundation, a private, national foundation that works to expand opportunities in America's cities through grantmaking and social investing in arts and culture, education, environment, health, human services and community development in Detroit. Mr. Manilla spent 20 years in the auto industry where he held management roles in product development, sales and marketing, manufacturing, international operations, capital markets and asset management. He has experience as a member on the board of several private, public, and non-profit organizations.
James A. Nussle has served as a Trustee on the Board of the Fund Complex since 2011 and as Chair of the Ethics and Compliance Committee from 2022 to 2024. He has more than 20 years of public service experience, including serving as a Representative from Iowa in the House of Representatives from 1991 through 2007 and as Director of the U.S. Office of Management and Budget. Mr. Nussle served as the President and Chief Executive Officer of America’s Credit Unions (formerly the Credit Union National Association), a national trade association for credit unions, from 2014 through 2025. Mr. Nussle has gained experience as a director on the advisory board of a private equity firm and on the board of several non-profit organizations.
James W. Runcie has served as a Trustee on the Board of the Fund Complex since 2022. He is the Chief Executive Officer of the Partnership of Education Advancement, a not-for-profit organization that provides institutional capacity building support to mission-focused colleges and universities. Mr. Runcie previously served at the US Department of Education as Chief Operating Officer of Federal Student Aid. Prior to his government service, Mr. Runcie was an investment banking executive at several firms including UBS Investment Bank, Bank of America, and Donaldson, Lufkin and Jenrette. Mr. Runcie currently serves on the boards of several for-profit and not-for-profit organizations.
Constance L. Souders has served as a Trustee on the Board of the Fund Complex since 2007 and as Chair of the Contracts Committee since 2010. She also served as the Audit Committee financial expert from 2010 through 2016. Ms. Souders has over 20 years of experience in the mutual fund industry, including eight years as the former Treasurer of a mutual fund complex and registered investment adviser and the Financial and Operations General Securities Principal of a mutual fund broker-dealer.
Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Trust and the Fund rests with the Board. The Board has engaged Thrivent Asset Mgt. to manage the Fund on a day-to-day basis. The Board is responsible for overseeing Thrivent Asset Mgt. and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Massachusetts law, other applicable laws and the Trust’s charter documents. The Board is currently composed of ten members, including eight Independent Trustees and two Interested Trustees. An “Independent Trustee” is not an “interested person” (as defined in the 1940 Act) of the Trust, while an “Interested Trustee” is. The Board conducts regular meetings four times a year. In addition, the Board holds special in-person or virtual meetings or informal meetings to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have engaged independent legal counsel and an industry consultant to assist them in performance of their oversight responsibilities.
The Board has appointed an Independent Trustee to serve in the role of Chair. The Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chair does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established five standing committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish informal working groups or ad hoc committees to review and address the policies and practices of the Trust with respect to certain specified matters. The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of the Trustees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.
The Trust and the Fund are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Thrivent Asset Mgt. and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. Each of Thrivent Asset Mgt. and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.
Risk oversight forms part of the Board’s general oversight of the Trust and the Fund and is addressed as part of various Board and committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. As part of its regular oversight of the Trust, the Board, directly or through a committee, interacts with and reviews reports from, among others, Thrivent Asset Mgt. (including in its role as Liquidity Risk Management Program Administrator and Valuation Designee), the Chief Compliance Officer of the Trust, the Derivatives Risk Manager of the Trust, the independent registered public accounting firm for the Trust, and internal auditors for Thrivent Asset Mgt., as appropriate, regarding risks faced by the Trust and its Fund, and Thrivent Asset Mgt.’s risk management functions.
With respect to liquidity risk, the Board or one of its committees reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation. With respect to valuation risk, the Board oversees the Adviser in its role as Valuation Designee and reviews periodic reporting addressing valuation matters with respect to the Funds, including the Valuation Designee's annual assessment of the adequacy and effectiveness of the Valuation Designee's process for determining the fair value of the designated portfolio of securities. With respect to derivatives risk, the Board or one of its committees reviews reports received from the Derivatives Risk Manager on a regular, annual and interim (if necessary) basis that address the operation and effectiveness of the Derivatives Risk Management Program.
The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Fund’s compliance program and reports to the Board and the Ethics and Compliance Committee regarding compliance matters for the Fund and its principal service providers. In addition, as part of the Board’s annual review of the Trust’s advisory and other service provider agreements, the Board considers risk management aspects of these entities’ operations and the functions for which they are responsible. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.
Committees of the Board of Trustees
The Board conducts oversight of the Trust with the assistance of five committees, which are Audit, Ethics and Compliance, Investment, Contracts, and Governance and Nominating. Each committee is comprised of all of the Independent Trustees. The responsibilities of each committee are described below.
Audit Committee. The Audit Committee oversees management of financial risks and controls and is responsible for recommending the engagement or retention of the Trust’s independent auditors. The Audit Committee serves as the channel of communication between the independent auditors of the Trust and the Board with respect to financial statements and financial reporting processes, systems of internal control, and the audit process, including permitted non-audit services. A representative of business risk management, which functions as the Adviser’s internal audit group, meets with the Audit Committee and provides reports to the Audit Committee on an as-needed basis (but at least annually). The Audit Committee met four times during the past fiscal year.

Ethics and Compliance Committee. The Ethics and Compliance Committee monitors ethical and compliance risks and oversees the legal and regulatory compliance matters of the Fund. The Ethics and Compliance Committee meets with and receives reports from the Trust’s Chief Compliance Officer, Chief Legal Officer, Privacy Officer, Anti-Money Laundering Officer and other Adviser personnel on matters relating to the compliance program and other regulatory and ethics matters. The Ethics and Compliance Committee met four times during the past fiscal year.
Investment Committee. The Investment Committee is designed to review investment strategies and risks in conjunction with its review of the Fund’s performance. The Investment Committee assists the Board in its oversight of the investment performance of the Fund; the Fund’s consistency with their investment objectives and styles; management’s selection of benchmarks, peer groups and other performance measures for the Fund; and the range of investment options offered to investors in the Fund. In addition, the Committee assists the Board in its review of investment-related aspects of management’s proposals such as new funds or Fund reorganizations. The Investment Committee met four times in the past fiscal year.
Contracts Committee. The Contracts Committee assists the Board in fulfilling its duties with respect to the review and approval of contracts between the Trust and other entities, including entering into new contracts and the renewal of existing contracts. The Contracts Committee considers investment advisory, distribution, transfer agency, administrative service and custodial contracts, and such other contracts as the Board deems necessary or appropriate for the continuation of operations of the Fund. The Contracts Committee met five times in the past fiscal year.
Governance and Nominating Committee. The Governance and Nominating Committee assists the Board in fulfilling its duties with respect to the governance of the Trust, including the review and evaluation of the composition and operation of the Board and its committees, the annual self-assessment of the Board and its committees and periodic review and recommendations regarding compensation of the Independent Trustees. The Governance and Nominating Committee makes recommendations regarding nominations for Trustees and will consider nominees suggested by shareholders sent to the attention of the President of the Trust. The Governance and Nominating Committee met four times during the past fiscal year.
Beneficial Interest in the Fund by Trustees
The following tables provide information, as of December 31, 2024, regarding the dollar range of beneficial ownership by each Trustee in the Fund. The dollar range shown in the third column reflects the aggregate amount of each Trustee’s beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee. For Independent Trustees only, the second and third columns include each Trustee’s deferred compensation, which is effectively invested in the Thrivent Mutual Funds. For more information on the deferred compensation plan, see “Compensation of Trustees and Officers” below.
Interested Trustees
Name of Trustee	Dollar Range of Beneficial Ownership in the Fund	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Michael W. Kremenak	$10,001-$50,000	Over $100,000
David S. Royal	$10,001-$50,000	Over $100,000

Independent Trustees
Name of Trustee	Dollar Range of Beneficial Ownership in the Fund	Aggregate Dollar Range of Beneficial Ownership in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies
Janice B. Case	None	Over $100,000
Robert J. Chersi	None	Over $100,000
Arleas Upton Kea	None	Over $100,000
Paul R. Laubscher	$10,001-$50,000	Over $100,000
Robert J. Manilla	None	Over $100,000
James A. Nussle	None	Over $100,000
James W. Runcie	None	Over $100,000
Constance L. Souders	$1-$10,000	Over $100,000
Compensation of Trustees and Officers
The Trust makes no payments to any of its officers for services performed for the Trust. As of July 1, 2025, the Independent Trustees are paid an annual base compensation of $265,000 to serve on the Boards of the Fund Complex. Each Trustee also receives $10,000 for each quarterly Board meeting and any in-person special meeting attended. The Board Chair is compensated an additional $120,000 per year; the Chair of the Audit Committee, who also serves as the Audit Committee Financial Expert, is compensated an additional $50,000 per year; the Chair of the Contracts Committee, the Chair of the Investment Committee, the Chair of the Governance and Nominating Committee and the Chair of the Ethics and Compliance Committee are each compensated an additional $30,000 per year. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Trust.
The following table provides the amounts of compensation paid to the Trustees either directly or in the form of payments made into a deferred compensation plan for one year ended September 30, 2024:
Name of Trustee	Aggregate Compensation from Trust for One Year Ending September 30, 2024	Total Compensation Paid by Trust and Fund Complex for One Year Ending September 30, 2024(1)
Janice B. Case	$1,216	$317,500
Robert J. Chersi	$1,292	$337,500
Arleas Upton Kea	$1,168	$305,000
Paul R. Laubscher	$1,560	$407,500
Robert J. Manilla	$1,216	$317,500
James A. Nussle	$1,148	$300,000
James W. Runcie	$1,101	$287,500
Constance L. Souders	$1,216	$317,500

(1)The Trust has adopted a deferred compensation plan for the benefit of the Independent Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Fund Complex. Compensation deferred is effectively invested in the Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. The Trustees participating in the deferred compensation plan do not actually own shares of the Thrivent Mutual Funds through the plan, since deferred compensation is a general liability of the Thrivent Mutual Funds. However, a Trustee’s return on compensation deferred is economically equivalent to an investment in the applicable Thrivent Mutual Funds. For compensation paid during the one year ended September 30, 2024, the total amount of deferred compensation payable was $100,000 to Ms. Kea, $135,244 to Mr. Manilla, and $143,750 to Mr. Runcie.

Significant Shareholders
Control Persons and Principal Holders
A principal shareholder is any person who owns of record or is known by the Trust to own beneficially 5% or more of any class of the Fund’s outstanding shares. A control person is any person who beneficially owns, either directly or through controlled companies, 25% or more of the Fund’s outstanding shares. A shareholder who beneficially owns more than 25% of the Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of the Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. An Authorized Participant may hold of record more than 25% of the outstanding shares of the Fund. From time to time, Authorized Participants may be a beneficial and/or legal owner of the Fund, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
As of December 31, 2024, no shareholder of record owned 5% or more of the Fund’s outstanding shares.
Management Ownership
As of December 31, 2024, the officers and Trustees as a group beneficially owned less than 1% of each class of shares of the Fund.
Material Transactions with Independent Trustees
No Independent Trustee of the Trust or any immediate family member of an Independent Trustee has had, during the two most recently completed calendar years, a direct or indirect interest in the Adviser or the principal underwriter for the Fund, or in any person directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter for the Fund, exceeding $120,000. In addition, no Independent Trustee of the Trust or any of their immediate family members has had, during the two most recently completed calendar years, a direct or indirect material interest in any transaction or series of similar transactions in which the amount involved exceeds $120,000 and to which one of the parties was the Trust; an officer of the Trust; an investment company or an officer of any investment company having the same Adviser or principal underwriter as the Fund or having an Adviser or principal underwriter that directly or indirectly controls, is controlled by or under common control with the Adviser or principal underwriter of the Fund; the Fund’s Adviser or principal underwriter; an officer of the Fund’s Adviser or principal underwriter; or a person or an officer of a person directly or indirectly controlling, controlled by or under common control with the Adviser or the principal underwriter of the Fund (an “Associated Person”). No Independent Trustee of the Trust or a member of the immediate family of an Independent Trustee has had, in the two most recently completed calendar years, a direct or indirect relationship with any Associated Person involving an amount in excess of $120,000 and which involved: payments for property or services to or from any Associated Person; provision of legal services to any Associated Person; provision of investment banking services to any Associated Person, other than as a participating underwriter in a syndicate; or, any consulting or other relationship that is substantially similar in nature and scope to these types of relationships.

Investment Adviser and Portfolio Managers
Investment Adviser
The Fund’s investment adviser, Thrivent Asset Mgt., was organized as a Delaware limited liability company on September 23, 2005. It is a subsidiary of Thrivent Financial Holdings, Inc., which is a wholly owned subsidiary of Thrivent. Thrivent Financial Holdings, Inc. owns 100% of Thrivent Asset Mgt.’s membership interests. The officers and directors of Thrivent Asset Mgt. who are affiliated with the Trust are set forth below under “Affiliated Persons.” Thrivent Asset Mgt. is located at 901 Marquette Avenue, Suite 2500, Minneapolis, Minnesota 55402-3211.
Investment decisions for the Fund are made by Thrivent Asset Mgt., subject to the overall direction of the Board. Thrivent Asset Mgt. also provides investment research and supervision of the Fund’s investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of these assets.
Thrivent Asset Mgt. Portfolio Managers
Other Accounts Managed
In addition to the Fund, the portfolio managers may manage other accounts. The following table provides information about other accounts managed by the portfolio managers as of September 30, 2024, unless otherwise noted.
Portfolio Manager	Types of Accounts(1)	Total # of Accounts Managed	Total Assets in the Accounts	# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Simon A. Bizien	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0
Charles R. Miller	Other Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	0	$0	0	$0
(1)The Other Registered Investment Companies represent series of Thrivent Mutual Funds and Thrivent Series Fund, Inc.
Compensation
Each portfolio manager of Thrivent Asset Mgt. is compensated by an annual base salary and an annual bonus, in addition to the various benefits that are available to all employees of Thrivent. The annual base salary for each portfolio manager is a fixed amount that is determined annually according to the level of responsibility and performance. The annual bonus provides for a variable payment that is attributable to the relative performance of each fund or account managed by the portfolio manager measured for one-, three-, and five-year periods against the median performance of other funds in the same peer group, as classified by Morningstar, or an index constructed with comparable criteria. Portfolio managers of private funds and/or proprietary accounts may receive an allocation of performance-based compensation. In addition, some portfolio managers are also eligible to participate in one or more of the following:
Long-Term Incentive Plan. Thrivent’s long-term incentive plan provides for an additional variable payment based on the extent to which Thrivent met corporate goals during the previous three-year period.
Deferred Compensation Plan. Thrivent’s deferred compensation plan allows for the deferral of salary and bonus into certain affiliated and unaffiliated mutual funds up to an annual dollar limit.

Key Employee Restoration Plan. Thrivent’s key employee restoration plan allows for the company to make a contribution to the plan on behalf of each participant.
Conflicts of Interest
The Adviser and its respective affiliates will be subject to certain conflicts of interest with respect to the services provided to the Fund. These conflicts will arise primarily, but not exclusively, from the involvement of the Adviser and the portfolio managers in other activities that from time to time conflict with the activities of the Fund. Portfolio managers at Thrivent Asset Mgt. typically manage multiple accounts. These accounts may include, among others, mutual funds, private funds, proprietary accounts and separate accounts (assets managed on behalf of pension funds, foundations and other investment accounts).
Managing and providing research to multiple accounts can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Certain portfolio managers of the Fund and other individuals employed by the Adviser may receive compensation based on the performance of accounts managed by the Adviser. Managing an account that charges a performance-based fee could give a portfolio manager an incentive to favor that account over accounts such as the Fund that don’t charge performance-based fees. In addition, the side-by-side management of these funds and accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. Thrivent Asset Mgt. seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. Portfolio managers and other investment personnel may also encounter conflicts of interest related to the sharing of ideas or investment opportunities with other employees of the Adviser. To manage and mitigate conflicts of interest related to side-by-side management and sharing of investment opportunities, the Adviser has developed compliance policies and procedures. Additional information about potential conflicts of interest is set forth in the Form ADV of the Adviser. A copy of Part 1 and Part 2A of the Adviser’s Form ADV is available on the SEC’s website (adviserinfo.sec.gov).
Ownership in the Fund
The following table provides information as of September 30, 2024, on the dollar range of beneficial ownership by each portfolio manager for the Fund.
Portfolio Manager	Fund Ownership
Simon A. Bizien	$50,001-$100,000
Charles R. Miller	Over $1,000,000
Affiliated Persons
The following officers of the Trust are affiliated with the Adviser in the capacities listed:
Affiliated Person	Position with Trust	Position with Thrivent Asset Mgt.
Michael W. Kremenak	Trustee and President	Elected Manager
David S. Royal	Trustee and Chief Investment Officer	President
Sarah L. Bergstrom	Treasurer and Principal Accounting Officer	Assistant Treasurer
Edward S. Dryden	Chief Compliance Officer	Chief Compliance Officer
John D. Jackson	Secretary and Chief Legal Officer	Assistant Secretary
Kathleen M. Koelling	Privacy Officer	Privacy Officer
Sharon K. Minta	Anti-Money Laundering Officer	Anti-Money Laundering Officer

Affiliated Person	Position with Trust	Position with Thrivent Asset Mgt.
Troy A. Beaver	Vice President	Elected Manager and Vice President
The Advisory Agreement
The advisory agreement provides that Thrivent Asset Mgt. provides overall investment supervision of the assets of the Fund. Thrivent Asset Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the Adviser’s duties under the advisory agreement. The Adviser also pays all compensation of Trustees, officers and employees of the Trust who are the Adviser’s affiliated persons. All ordinary operating expenses of the Fund are paid by the Adviser under the advisory agreement, unless expressly assumed by the Fund. Such costs and expenses paid by the Fund under the advisory agreement include: (a) advisory fees; (b) expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act; (c) interest expense or other costs of the Fund’s borrowing(s) or financing activities; (d) taxes and governmental fees; (e) acquired fund fees and expenses; (f) broker’s commissions and any other transaction- or investment-related expenses incurred by the Fund; (g) costs related to meetings of shareholders; (h) litigation expenses, (i) indemnification expenses, (j) fees or expenses payable or other costs incurred in connection with securities lending, (k) expenses which are capitalized in accordance with generally accepted accounting principles, (l) extraordinary expenses, and (m) such other expenses as approved by a majority of the Board.
The advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory agreement terminates automatically upon assignment. The advisory agreement is terminable at any time without penalty by the Board on 60 days written notice to the Adviser or by the vote of a majority of the outstanding shares of the Fund. The Adviser may terminate the agreement on 60 days written notice to the Trust.
Advisory Fees
For the Adviser’s services to the Fund, the Fund has agreed to pay an annual management fee equal to 0.65% of its average daily net assets.
The following table shows the total dollar amounts the Fund paid for the Adviser’s services during its past three fiscal years (before giving effect to any expense reimbursements).
Fund	2024	2023	2022
Thrivent Small-Mid Cap Equity ETF(1)	$1,038,412	$662,431	N/A

(1)Dollar amounts for investment advisory services for fiscal period ended September 30, 2023, are since the Fund’s inception on October 5, 2022.
Code of Ethics
The Trust and Thrivent Asset Mgt. have each adopted a code of ethics pursuant to the requirements of the 1940 Act and the Investment Advisers Act of 1940. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person’s position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies
The Board has delegated to the Adviser the responsibility for voting any proxies with respect to the Fund in accordance with the proxy voting policies adopted by the Adviser. The Adviser’s proxy voting policy is included in Appendix A. Information about how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is updated each year by August 31 and is available without charge by calling 800-847-4836, at thriventETFs.com/prospectus, and at SEC.gov where it is filed on Form N-PX.

Underwriting and Distribution Services
The Fund’s principal underwriter and distributor, ALPS Distributors, Inc., is a Colorado corporation (the “Distributor”). Distributor is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203. No officers or directors of Distributor are affiliated with the Trust. Under a Distribution Agreement (the “Distribution Agreement”), Distributor sells shares of the Fund as agent for the Trust. The Distribution Agreement continues in effect from year to year so long as its continuance is approved at least annually by the Board, including a majority of the Independent Trustees. Shares are continuously offered for sale by the Fund through the Distributor only in large blocks of shares, typically 10,000 shares, called creation units (“Creation Units”), as described in the Fund’s prospectus. Shares in less than Creation Units are not distributed by the Distributor.
Underwriting Commissions
Distributor began serving as the Fund’s principal underwriter and distributor at the Fund’s inception. The Distributor has not received any underwriting commissions as of September 30, 2024.
12b-1 Distribution Plan
The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) with respect to the Fund. Pursuant to the 12b-1 Plan, the Trust, on behalf of the Fund, may pay Distributor a distribution fee and shareholder servicing fee in connection with the promotion and distribution of Fund shares and the provision of services to shareholders. Such services include advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. No distribution or service fees are currently paid by the Fund, however, and there are no current plans to impose these fees. Future payments may be made under the 12b-1 Plan without any further shareholder approval. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund.
Distributor may pay all or a portion of the fees to any broker-dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement subject to the requirements of the 12b-1 Plan. To the extent not so paid by Distributor, it may retain such amounts.
The 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the 12b-1 Plan without approval by a majority vote of Fund shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by a vote cast in person at a meeting called for the purpose of considering such amendments.
While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan shall continue with respect to the Fund from year to year, provided that such continuance is approved at least annually by the Board and by the Independent Trustees.
Shareholder Services
The Adviser may make arrangements for the Fund to make payments, directly or through the Adviser or its affiliates, to selected financial intermediaries (such as brokers or third party administrators) for providing certain shareholder services, including sub-transfer agency and related administrative services including, without limitation, the following services: processing and mailing monthly statements, prospectuses, annual reports, semiannual reports, and shareholder notices and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The Fund may pay a fee for these services, directly or through the Adviser or its affiliates, to financial intermediaries selected by the Adviser and/or its affiliates. The actual services provided, and the fees paid for such services, may vary from firm to firm.
Other Payments
Thrivent Asset Mgt. has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Fund or its shareholders. Thrivent Asset Mgt. has also entered into an agreement with Thrivent Distributors, LLC (“Thrivent Distributors”), pursuant to which Thrivent Asset Mgt. pays (from its own resources, not the resources of the Fund) for services relating to the promotion, offering, marketing or distribution of the Fund and/or retention of assets maintained in the Fund. Compensation paid by Thrivent Asset Mgt. to Thrivent Distributors and its sales personnel may vary depending on certain factors as agreed upon from time to time.
In addition, Thrivent Asset Mgt. and Thrivent Distributors make payments, out of their own resources, to financial intermediaries that sell shares of the Fund in order to promote the distribution and retention of Fund shares. Such payments are made for a variety of purposes or services, including, without limitation, marketing and/or fund promotion activities and presentations, educational training programs, events or conferences (including sponsorships of such events by the Adviser), data analytics and support, printing and mailing costs, and the development of technology platforms and reporting systems. In addition, the Adviser makes payments (through Thrivent Distributors) to certain intermediaries that promote or make shares of the Fund available to their clients and to intermediaries for activities that the Adviser and Thrivent Distributors believe facilitate investment in the Fund. This compensation, often referred to as revenue sharing, is in addition to any compensation paid by the Fund through the 12b-1 Plan or for administrative, sub-transfer agency, networking, recordkeeping, and/or other shareholder support services. Currently, payments made to intermediaries are generally 0.10% on assets for each intermediary. However, these payments are expected to vary year to year and may differ depending on the intermediary. The Adviser may make arrangements at other rates with certain intermediaries.
These payments create an incentive for the financial intermediary or its financial representatives to recommend or offer shares of the Fund to you. The Adviser could make payments (through Thrivent Distributors) based on any number of metrics, including payments in fixed amounts, amounts based upon an intermediary’s services at defined levels, amounts based on the intermediary’s net sales of the Fund or one or more Thrivent funds in a year or other period, or calculated in basis points based on average net assets attributed to the intermediary, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. Payments to an intermediary may be significant and may create conflicts of interest for the intermediary.
Revenue sharing arrangements are separately negotiated between the Adviser and/or its affiliates and the recipients of these payments. Revenue sharing payments are not made by the Fund and are not reflected as additional expenses in the fee table in the Fund’s prospectus.
As of the date of this SAI, the Adviser or its affiliates have agreements in place to pay the following intermediaries for the sale of Fund shares or related services:
Charles Schwab & Co., Inc.
Fidelity Brokerage Services LLC
Pershing, LLC

Other Services
Custodian
The custodian for the Fund is State Street Bank and Trust Company (the “Custodian”), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The Custodian is responsible for safeguarding the Fund’s assets held in the United States and for serving as the Fund’s foreign custody manager.
Transfer Agent and Related Shareholder Services
The transfer agent for the Fund is State Street Bank and Trust Company (the “Transfer Agent”), One Congress Street, Suite 1, Boston, Massachusetts 02114-2016. The Transfer Agent provides transfer agency and dividend payment services necessary to the Fund.
In addition, pursuant to an agreement between the Adviser and Thrivent Financial Investor Services Inc. (“TFISI”), TFISI provides certain related shareholder services that State Street Bank and Trust Company has not been retained to perform and would not cause TFISI to fall within the meaning of a transfer agent under the 1934 Act. Fees for the services provided by TFISI are paid by the Adviser and not borne by the Fund.
Administrator
State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, Massachusetts 02114-2016 provides both administrative and accounting services to the Fund under an Administrative Services Agreement. Fees payable to State Street Bank and Trust Company for administrative and accounting services are paid by the Adviser and not borne by the Fund.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, serves as the Fund’s independent registered public accounting firm, providing professional services including audits of the Fund’s annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review and signing of the annual income tax returns filed on behalf of the Fund.
Securities Lending
The Fund has not entered into a contract with a securities lending agent and is not engaged in securities lending, as of the date of this SAI.

Continuous Offering
The Fund offers and issues shares at its NAV only in Creation Units. The method by which Creation Units are created and trade may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “1933”) Act, may occur.
Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Fund’s Transfer Agent, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with the sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Brokerage Allocation and Other Practices
Brokerage Transactions
In connection with the management of the investment and reinvestment of the assets of the Fund, the advisory agreement authorizes Thrivent Asset Mgt., acting by its own officers, directors or employees to select the brokers or dealers that will execute purchase and sale transactions for the Fund. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Asset Mgt. will use reasonable efforts to seek on behalf of the Fund the best overall terms available.
In assessing the best overall terms available for any transaction, Thrivent Asset Mgt. will consider all factors it deems relevant, including:
(1) the breadth of the market in and the price of the security,
(2) the financial condition and execution capability of the broker or dealer, and
(3) the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).
In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Asset Mgt. may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act, as amended) provided to any other accounts over which Thrivent Asset Mgt., or an affiliate of Thrivent Asset Mgt., exercises investment discretion. Thrivent Asset Mgt. may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Asset Mgt. determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. To the extent applicable, the provisions of the European Union’s second Markets in Financial Instruments Directive, known as MiFID II, could have an impact on the allocation of brokerage transactions and the receipt and compensation for research services by Thrivent Asset Mgt.
To the extent that the receipt of the above-described services may supplant services for which Thrivent Asset Mgt. might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Asset Mgt.
The research obtained by Thrivent Asset Mgmt. from a broker or dealer may be used to benefit all accounts managed or advised by Thrivent Asset Mgmt., including the Fund, and may not directly benefit the particular accounts that generated the brokerage commissions used to acquire the research product or service, including the Fund.
In certain cases, Thrivent Asset Mgt. may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Thrivent Asset Mgt. makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. The portion of the costs of such products or services attributable to research usage may be defrayed by Thrivent Asset Mgt., as the case may be, through brokerage commissions generated by transactions of its clients, including the Fund. Thrivent Asset Mgt. pays the provider in cash for the non-research portion of its use of these products or services.
Thrivent Asset Mgt. may obtain third-party research from broker-dealers or non-broker dealers by entering into a commission sharing arrangement (a “CSA”). Under a CSA, the executing broker-dealer agrees that part of the commissions it earns on certain equity trades will be allocated to one or more research providers as payment for research. CSAs allow Thrivent Asset Mgt. to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third-party research providers for research.

The investment decisions for the Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Asset Mgt. or its affiliates. Such other investment companies and accounts may also invest in the same securities as the Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Asset Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtainable or sold by the Fund.
Brokerage Commissions
The following table shows the amount of brokerage commissions the Fund paid, if any, since its inception.
Fund	9/30/2024	9/30/2023
Thrivent Small-Mid Cap Equity ETF	$90,304	$54,255 (1)

(1)For the period since the Fund’s inception on October 5, 2022 through the fiscal year ended September 30, 2023.
The table below indicates the total amount of brokerage commissions paid by the Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year ended September 30, 2024. The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.
Fund Name	Commissions	Aggregate Transactions
Thrivent Small-Mid Cap Equity ETF	$65,406	$133,877,786
Regular Brokers or Dealers
The Fund held securities of its “regular broker or dealers,” as that term is defined in Rule 10b-1 under the 1940 Act, as of September 30, 2024, the Fund purchased $5,563,179 of securities issued by Raymond James & Associates and $61,564 of securities issued by Jefferies Financial Group.
Portfolio Turnover Rates
The rate of portfolio turnover in the Fund will not be a limiting factor when Thrivent Asset Mgt. deems changes in the Fund’s portfolio appropriate in view of its investment objectives. As a result, while the Fund will not purchase or sell securities solely to achieve short term trading profits, the Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund’s investment objective. A higher degree of equity portfolio activity will increase brokerage costs to the Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.
From the Fund’s inception on October 5, 2022, through the fiscal period ended September 30, 2023, the Fund’s portfolio turnover rate was 47%. During the most recent fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 58%.

Purchase, Redemption and Pricing of Shares
Unlike a mutual fund, the Fund offers and issues shares at its NAV to broker-dealers and other financial intermediaries who are participants in the NSCC and who have signed an Authorized Participant Agreement with the Distributor, and accepted by the Transfer Agent, only in Creation Units, generally in exchange for a basket of securities and/or instruments (the “Deposit Securities”), together with a deposit of a specified cash payment (the “Cash Component”). The Fund may, in certain circumstances, issue Creation Units solely in exchange for a specified all-cash payment (“Cash Deposit”). Shares of the Fund are likewise redeemable by the Fund only in Creation Units, generally in exchange for a basket of securities and instruments (“Redemption Securities”), together with a Cash Component. As with the offer and sale of Creation Units, the Fund may, in certain circumstances, redeem Creation Units in exchange for a specified all-cash payment. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. The Fund may decide to use a “custom basket” to reduce costs, to increase trading or tax efficiency or for other reasons.
The Fund charges creation/redemption transaction fees for each creation and redemption to cover the cost to the Fund of processing the transaction. In all cases, transaction fees are limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
The Fund offers, issues and sells its shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement, on any Business Day.
Notwithstanding the foregoing, the Fund may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the exchange on which the relevant Fund’s Shares are listed closes early). A “Business Day” with respect to the Fund is each day the Fund is open, including any day that the Fund is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders to create or redeem Creation Units will be accepted by the Transfer Agent, and subject to the approval of the Distributor, only from the Authorized Participants. As noted below, on certain Business Days, underlying markets in which the Fund invests will be closed. On those days, the Fund may be unable to purchase or sell securities in such markets.
The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange (the “NYSE”) is stopped at a time other than its regularly scheduled closing time. The Fund reserves the right to reprocess creation and redemption transactions that were initially processed at any NAV other than the Fund’s official closing NAV (as the same may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants based on the official closing NAV.
Fund Deposits
The consideration for purchase of Creation Units generally consists of Deposit Securities and the Cash Component, or, as permitted by the Fund, the Cash Deposit. Together, the Deposit Securities and the Cash Component constitutes the “Fund Deposit,” or “basket” as that term is used in Rule 6c-11 under the 1940 Act. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of a given Fund until such time as the next announced Fund Deposit is made available.
The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component to the Fund. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component from the Fund. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. In addition to above, the Cash Component may also include a “Dividend Equivalent Payment,” which enables the Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Fund for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for the Fund and ends on the next ex-dividend date.
State Street Bank and Trust Company, the Fund’s Transfer Agent and custodian, through the NSCC, makes available on each Business Day, prior to the opening of business (subject to amendments) on the NYSE (currently 9:30 a.m., Eastern time), the identity and the required number of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day).
The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.
The Fund may also permit the substitution of an amount of cash (a “cash-in-lieu” amount) to replace any Deposit Security. In determining whether the Fund will issue Creation Units entirely or partially on a cash or in-kind basis (whether for a given day or a given order), the key consideration is the benefits that would accrue to the Fund and its investors. For example, in light of anticipated purchases of different portfolio securities, the Fund may wish to receive additional cash as part of a Fund Deposit, or may wish to receive a Cash Deposit. In addition, the Fund may permit an Authorized Participant to deposit cash in lieu of some or all of the Deposit Securities in a Fund Deposit because such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting. Other circumstances in which the Fund may permit the substitution of a “cash in-lieu” amount include, but are not limited to, Deposit Securities that may not be available in sufficient quantity for delivery, that may not be eligible for trading by a Participating Party (defined below), that may not be permitted to be re-registered in the name of the Fund as a result of an in-kind creation order pursuant to local law or market convention, or that may not be eligible for transfer through the systems of the Depository Trust Company (the “DTC”) or the Clearing Process (as discussed below), or the Federal Reserve System for U.S. Treasury securities. The Fund also reserves the right to permit a “cash-in-lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities from an investor to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations at the discretion of the Fund. In each case, the amount of cash contributed will be equivalent to the price of the instrument listed as a Deposit Security.
“Cash-in-lieu” amounts will only be used in the creation and redemption process when the use is consistent with applicable law.
Procedures for Creating Creation Units
To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party” (i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC); or (ii) a participant of DTC (“DTC Participant”) and must have entered into an Authorized Participant Agreement with the Distributor, and accepted by the Transfer Agent, with respect to creations and redemptions of Creation Units

(“Authorized Participant Agreement”) (discussed below). All shares of the Fund, however created, will be entered on the records of the DTC in the name of its nominee for the account of a DTC Participant.
Except as described below, and in all cases subject to the terms of the applicable Authorized Participant Agreement and any creation and redemption procedures adopted by the Fund and provided to all Authorized Participants, to initiate a creation order for a Creation Unit, an Authorized Participant must submit an irrevocable order to purchase shares in proper form to the Transfer Agent at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day for creation of Creation Units to be effected based on the NAV of shares of the Fund on that Business Day. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant via the electronic order entry system, by telephone or other transmission method acceptable to the Transfer Agent and the Distributor pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker-dealer may not have executed an Authorized Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor’s broker-dealer through an Authorized Participant. In such cases, there may be additional charges to such investor.
Creation Units may be created in advance of the receipt by the Fund of all or a portion of a Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of a Fund Deposit and will be required to post collateral with the Fund consisting of cash up to 115% of the marked-to-market value of such missing portion(s). The Fund may use such collateral to buy the missing portion(s) of a Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the value of such collateral. The Fund will have no liability for any such shortfall. The Fund will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Custodian and deposited into the Fund. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker-dealer or depository institution effectuating such transfer of Deposit Securities and Cash Component.
Orders to create Creation Units of the Fund may be placed through the Clearing Process utilizing procedures applicable for domestic securities (see “Placement of Creation Orders Using the Clearing Process”) or outside the Clearing Process utilizing the procedures applicable for foreign securities (see “Placement of Creation Orders Outside the Clearing Process”). In the event that the Fund includes both domestic and foreign securities, the time for submitting orders as stated in the “Placement of Creation Orders Outside the Clearing Process” section below shall operate.
Placement of Creation Orders Using the Clearing Process
Fund Deposits created through the Clearing Process, if available, must be delivered through a Participating Party that has executed an Authorized Participant Agreement.
The Authorized Participant Agreement authorizes the Custodian to transmit to NSCC on behalf of the Participating Party such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions from the Custodian to NSCC, the Participating Party agrees to transfer the requisite Deposit Securities (or contracts to purchase such Deposit Securities that are expected to be delivered in a “regular way” manner within two Business Days; and the Cash Component to the Fund, together with such additional information as may be required by the Transfer Agent and the Distributor as set forth in the Authorized Participant Agreement. An order to create Creation

Units of the Fund through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day on such Transmittal Date and (ii) all other procedures set forth in the Authorized Participant Agreement are properly followed. All orders are subject to acceptance by the Fund and the Distributor in accordance with the procedures set forth in the Authorized Participant Agreement.
Placement of Creation Orders Outside the Clearing Process
The Distributor will inform the Transfer Agent, the Adviser and the Custodian upon receipt of a creation order. The Custodian will then provide such information to the appropriate sub-custodian. The Custodian will cause the sub-custodian of the Fund to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The Fund must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the creation transaction fee described below.
Once a creation order is accepted by the Fund and the Distributor, the Transfer Agent will confirm the issuance of a Creation Unit of the Fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. The Transfer Agent will then transmit a confirmation of acceptance of such order.
Creation Units will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, the Distributor and the Adviser will be notified of such delivery and the Transfer Agent will issue and cause the delivery of the Creation Units.
Acceptance of Creation Orders
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent in respect to the Fund for any legally permissible reason, including, but not limited to, the following circumstances: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of a Fund Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Fund, the Transfer Agent, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, the Clearing Process, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Distributor shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Fund, Transfer Agent, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.
All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component, as applicable, shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Creation Transaction Fee
All persons purchasing Creation Units are expected to incur a transaction fee to cover the estimated cost to the Fund of processing the transaction, including estimated trading costs of converting a Fund Deposit into the desired portfolio composition, and the costs of clearance and settlement charged to the Fund by NSCC or DTC. A fixed creation transaction fee of $150 for the Fund, charged by and payable to the Custodian is imposed on each in-kind creation transaction ($100 for cash creations) regardless of the number of Creation Units purchased in the transaction. In the case of cash creations or where the Fund permits a creator to substitute cash in lieu of depositing a portion of the Deposit Securities, the creator may be assessed an additional variable charge of up to 3% of the value of a Creation Unit to compensate the Fund for the costs associated with purchasing the applicable securities (see “Fund Deposit” section above). As a result, in order to seek to replicate the in-kind creation order process, the Fund expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Fund makes Market Purchases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. Creators of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Fund.
Redemption of Creation Units
Shares may be redeemed only in Creation Units at the NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed an Authorized Participant Agreement. The Fund will not redeem shares in amounts less than Creation Units (except the Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Authorized Participant Agreement.
The Fund may publish a designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (the “Fund Securities” or “Redemption Basket”), and an amount of cash (each subject to possible amendment or correction) as applicable, in order to effect redemptions of Creation Units of the Fund until such time as the next announced composition of the Fund Securities and cash amount is made available. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Redemption Baskets may differ and the Fund may accept “custom baskets.” See “Custom Baskets” below.
Except as described below, and in all cases subject to the terms of the applicable Authorized Participant Agreement and any creation and redemption procedures adopted by the Fund and provided to all Authorized Participants, to initiate a redemption order for a Creation Unit, an Authorized Participant must submit an irrevocable order to redeem shares in proper form to the Transfer Agent at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day for redemption of Creation Units to be effected based on the NAV of shares of the Fund on that Business Day.

Orders must be transmitted by an Authorized Participant via the electronic order entry system, by telephone or other transmission method acceptable to the Transfer Agent and the Distributor pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.
Unless cash only redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as announced on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described below. Notwithstanding the foregoing, the Fund may substitute a “cash-in-lieu” amount to replace any Fund Security in certain limited circumstances. “Cash-in-lieu” amounts will only be used in the redemption process when the use is consistent with applicable law. The amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference will be included in the Cash Component required to be delivered by an Authorized Participant. In determining whether the Fund will redeem Creation Units entirely or partially on a cash or in-kind basis (whether for a given day or a given order), the key consideration is the benefits that would accrue to the Fund and its investors. Cash redemptions typically require selling portfolio instruments, which may result in adverse tax consequences for the remaining Fund shareholders that would not occur with an in-kind redemption. As a result, tax considerations may favor use of in-kind redemptions. See “Taxes” below. In addition, as with purchases of Creation Units, the Fund may permit an Authorized Participant to receive cash in lieu of some or all of the Fund Securities because such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting.
Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and the Fund reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE Arca is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE Arca is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.
If the Fund determines, based on information available to the Fund when a redemption request is submitted by an Authorized Participant, that (i) the short interest of the Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption.
If, after receiving notice of the verification requirement, the Authorized Participant does not verify, with respect to any portion of the shares of the Fund requested to be redeemed, the accuracy of the Authorized Participant’s representations that are deemed to have been made by submitting a redemption request, the Fund reserves the right to reject that portion of the redemption request.

Deliveries of redemption proceeds by the Fund are generally made within one Business Day (i.e., “T+1”). The Fund reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in the U.S. bond market that is not a holiday observed in the U.S. equity market.
Redemption Transaction Fee
All persons redeeming Creation Units are expected to incur a transaction fee to offset transfer and other transaction costs that may be incurred by the relevant Fund. The basic in-kind redemption transaction fee of $150 for the Fund ($100 for cash redemptions), charged by and payable to the Custodian, is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional variable charge for cash redemptions or partial cash redemptions (when cash redemptions are permitted or required for the Fund) may also be imposed to compensate the Fund for the costs associated with selling the applicable securities. As a result, in order to seek to replicate the in-kind redemption order process, the Fund expects to sell, in the secondary market, the portfolio securities or settle any financial instruments that may not be permitted to be re-registered in the name of the Participating Party as a result of an in-kind redemption order pursuant to local law or market convention, or for other reasons (“Market Sales”). In such cases where the Fund makes Market Sales, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were sold or settled by the Fund and the cash in lieu amount (which amount, at the Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes (“Transaction Costs”). The Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. In no event will fees charged by the Fund in connection with a redemption exceed 2% of the value of each Creation Unit. Investors who use the services of a broker-dealer or other such intermediary may be charged a fee for such services. To the extent the Fund cannot recoup the amount of Transaction Costs incurred in connection with a redemption from the redeeming shareholder because of the 2% cap or otherwise, those Transaction Costs will be borne by the Fund’s remaining shareholders and negatively affect the Fund’s performance.
Placement of Redemption Orders Using the Clearing Process
Orders to redeem Creation Units of the Fund through the Clearing Process, if available, must be delivered through a Participating Party that has executed the Authorized Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day on such Transmittal Date; and (ii) all other procedures set forth in the Authorized Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. All orders must be accepted by the Distributor in accordance with the procedures set forth in the Authorized Participant Agreement. An order to redeem Creation Units of the Fund using the Clearing Process made in proper form but received by the Fund at the close of regular trading on the NYSE, typically 4:00 p.m., Eastern Time on each Business Day will be deemed received on the next Business Day immediately following the Transmittal Date. The requisite Fund Securities (or contracts to purchase such Fund Securities which are expected to be delivered in a “regular way” manner) and the applicable cash payment will be transferred within two Business Days following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside the Clearing Process
Arrangements satisfactory to the Fund must be in place for the Participating Party to transfer the Creation Units through the DTC on or before the settlement date. Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits or requires cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering a Fund Securities under such laws.
In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of a Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdictions, the Fund may, in its discretion, exercise its option to substitute a “cash-in-lieu” amount for such Fund Securities, and the redeeming shareholder will be required to receive its redemption proceeds with respect to such Fund Securities in cash.
Custom Baskets
Creation and redemption baskets may differ and the Fund may in the future accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a selection of the Fund’s portfolio holdings rather than all Fund holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account.
Distribution of Shares
In connection with the Fund's launch, the Fund was seeded through the sale of one or more Creation Units by the Fund to one or more initial investors, including an affiliate of the Fund's Adviser. Initial investors participating in the seeding of the Fund or that purchase Creation Units after the Fund's launch may be Authorized Participants or a lead market maker, other third-party investors or affiliates of the Fund or Thrivent Asset Mgt. purchasing from an Authorized Participant. Each such initial investor and any other affiliate of the Fund or Thrivent Asset Mgt. may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares. Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the 1934 Act and the rules and regulations thereunder.

Net Asset Value
The net asset value per share is generally determined at the close of regular trading on the NYSE, or any other day as provided by Rule 22c-1 under the 1940 Act. Determination of NAV may be suspended when the NYSE is closed or if certain emergencies have been determined to exist by the SEC, as allowed by the 1940 Act. If the NYSE has an unscheduled early close but certain other markets remain open until their regularly scheduled closing time, the NAV may be determined as of the regularly scheduled closing time of the NYSE. If the NYSE and/or certain other markets close early due to extraordinary circumstances (e.g., weather, terrorism, etc.), the NAV may be calculated as of the early close of the NYSE and/or other markets. The NAV generally will not be determined on days when, due to extraordinary circumstances, the NYSE and/or certain other markets do not open for trading.
The NAV is determined by adding the market or appraised value of all securities and other assets; subtracting liabilities; and dividing the result by the number of shares outstanding.
The market value of portfolio securities is determined at the close of regular trading of the NYSE on each day the NYSE is open. The value of portfolio securities is determined in the following manner:
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Exchange Traded Securities that are traded on U.S. exchanges or included in a national market system, including options, shall be valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. If there have been no sales and the exchange traded security is held long, the latest bid quotation is used. If the exchange traded security is held short, the latest ask quotation is used.
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Over-the-counter securities held long for which reliable quotations are available shall be valued at the latest bid quotations. If the over-the-counter security is held short, it shall be valued at the latest ask quotation.
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Fixed income securities traded on a national securities exchange will be valued at the last sale price on such securities exchange that day. If there have been no sales, the latest bid quotation is used.
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Because market quotations are generally not “readily available” for many debt securities, foreign and domestic debt securities held by the Fund may be valued by an Approved Pricing Service (“APS”), using the evaluation or other valuation methodologies used by the APS. If quotations are not available from the APS, the Adviser’s Valuation Committee shall make a fair value determination.
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The Fund may value debt securities with a remaining maturity of 60 days or less at amortized cost.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.
Securities and assets for which there is not a readily available market quotation will be appraised at fair value by the Adviser’s Valuation Committee pursuant to written procedures.
Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of NAV.
For purposes of determining the NAV of shares of the Fund all assets and liabilities initially expressed in foreign currencies (if any) will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Tax Status
Federal Tax Information for the Fund
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
It is the Fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the Fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the Fund must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The Internal Revenue Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Internal Revenue Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and certain amounts with respect to which estimated taxes are paid in such calendar year. The Fund may in certain circumstances be required to liquidate Fund investments to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.
Dividends and interest received from the Fund’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the Fund meets certain requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the Internal Revenue Service (IRS) that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, but not both, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to this election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then, subject to certain limitations, either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s federal income tax. If the Fund makes this election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.
The Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.
If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.
The Fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of the Fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.

Under Section 988 of the Internal Revenue Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Internal Revenue Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.
The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement described above. The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.
Capital losses in excess of capital gains (net capital losses) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. Capital loss carryforwards will be carried forward to one or more subsequent taxable years without expiration to offset capital gains realized during such subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.
Federal Income Tax Information for Shareholders
The discussion of federal income taxation presented below supplements the discussion in the Fund’s prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the Fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the Fund.
Any dividends declared by the Fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. In general, distributions by the Fund of investment company taxable income (including net short-term capital gains), if any, whether received in cash or additional shares, will be taxable to you as ordinary income. A portion of these distributions may be treated as qualified dividend income (eligible for the reduced rates to individuals as described below) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares of the Fund on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares of the Fund become ex-dividend with respect to such dividend (and the Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.
Distributions from net capital gain (if any) that are reported as capital gains dividends are taxable as long-term capital gains without regard to the length of time the shareholder has held shares of the Fund. However, if you receive a capital gains dividend with respect to Fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the capital gains dividend, be treated as a long-term capital loss. The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is generally either 15% or 20% depending on whether the individual’s income exceeds certain threshold amounts. The IRS and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Internal Revenue Code.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.
At the beginning of every year, the Fund will provide shareholders with a tax reporting statement containing information detailing the estimated tax status of any distributions that the Fund paid during the previous calendar year. REITs in which the Fund invests often do not provide complete and final tax information to the Fund until after the time that the Fund issues the tax reporting statement. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Fund will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement in completing your tax returns.
The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions, if any, at the time they are paid and will advise you of its tax status for federal income tax purposes, including what portion of the distributions will be qualified dividend income, shortly after the close of each calendar year.
If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder’s tax basis in its shares, and thereafter, as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares. To the extent that a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.
For corporate investors in the Fund, dividend distributions the Fund reports as dividends received from qualifying domestic corporations will be eligible for the 50% corporate dividends-received deduction to the extent they would qualify if the Fund were a regular corporation.
Distributions by the Fund also may be subject to state, local and foreign taxes, which may differ from the federal income tax treatment described above.
A sale of shares in the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. The maximum individual tax rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus (or minus) the amount of cash paid (or received) for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of any securities received plus (or minus) the amount of any cash received (or paid) for such Creation Units.
Any capital gain or loss realized upon the exchange of securities for Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses. Authorized Participants who are dealers in securities are subject to the tax rules applicable to dealers, which may result in tax consequences to such Authorized Participants different from those described herein.
The Fund has the right to reject an order for Creation Units if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination. Authorized Participants exchanging securities for Creation Units or redeeming Creation Units should consult with their own tax adviser.
Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (UBTI). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or (ii) its shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund from holding investments in REITs that hold residual interests in REMICs, and the Fund may do so.
For taxable years beginning after 2017 and before 2026, non-corporate taxpayers generally may deduct 20% of “qualified business income” derived either directly or through partnerships or S corporations. For this purpose, “qualified business income” generally includes ordinary REIT dividends and income derived from MLP investments. The fund is permitted to pass through to shareholders the character of ordinary REIT dividends so as to allow non-corporate shareholders to claim this deduction. There currently is no mechanism for the Fund to pass through to non-corporate shareholders the character of income derived from MLP investments. It is uncertain whether future legislation or other guidance will enable the Fund to pass through to non-corporate shareholders the ability to claim this deduction with respect to income derived from MLP investments.
Backup Withholding. The Fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends and redemption proceeds paid to any shareholder who (1)

fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Disclosure for Non-U.S. Shareholders. Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Internal Revenue Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, and (3) interest-related dividends, each as defined and subject to certain conditions described below, generally are not subject to withholding of U.S. federal income tax.
In general, the Internal Revenue Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, under special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation.
If the Fund invests in a RIC that pays Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign shareholders. The Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.
In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.
Foreign shareholders with respect to whom income from the Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors. Distributions by the Fund to foreign shareholders other than Capital Gain Dividends, short-term capital gain dividends, and interest-related dividends (e.g. dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the foreign shareholder’s sale of shares of the Fund (as described below).
Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.
If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund's foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.
Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.
The Fund generally does not expect its shares to be considered USRPIs. Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.
In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.
Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.
A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Reportable Transactions. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends and Distributions
Dividends
Dividends of the Fund, if any, are generally declared and paid at least annually. Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains, if any, received by the Fund.
Capital Gains
Capital gains distributions, if any, usually will be declared and paid in December for the prior twelve-month period ending October 31.

Financial Statements
Audited financial statements for the Fund, as of September 30, 2024, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust’s Form N-CSR for its most recently completed fiscal year.

Appendix A—Proxy Voting Policy

Thrivent Financial for Lutherans and

Thrivent Asset Management, LLC

Proxy Voting Policies and Procedures and Voting Guidelines Summary

Introduction

Responsibility to Vote Proxies

Overview. Thrivent Financial for Lutherans and Thrivent Asset Management, LLC (collectively, in their capacity as investment advisers, “Thrivent”) have adopted Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting Thrivent’s fiduciary duty with regard to the voting of client proxies, including investment companies which it sponsors and for which it serves as investment adviser (“Thrivent Funds”) and by institutional accounts who have requested that Thrivent be involved in the proxy process.

Fiduciary Considerations. It is the policy of Thrivent that decisions with respect to proxy issues will be made primarily in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Thrivent seeks to vote proxies solely in the interests of the client, including Thrivent Funds, and in a manner consistent with its fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

The procedural requirements contained in these Policies and Procedures do not apply in the case of requests for consents related to investments in private funds. With respect to private fund investments, the procedures described below under “Consents Related to Private Fund Investments” apply.

Administration of Policies and Procedures

Thrivent has formed a committee that is responsible for establishing positions with respect to corporate governance and other proxy issues, among other oversight functions related to Thrivent’s responsible investment processes (“Committee”). Annually, the Committee reviews the Policies and Procedures, including in relation to recommended changes reflected in applicable benchmark policies and voting guidelines of Institutional Shareholder Services Inc. (“ISS”). As discussed below, Thrivent may, with the approval of the Committee, vote proxies other than in accordance with the applicable voting guidelines in the Policies and Procedures.

How Proxies are Reviewed, Processed and Voted

Proxy Voting Process Overview

Thrivent’s proxy voting process is designed to act in the best interests of the Thrivent Funds and other accounts it manages, adhering to legal and fiduciary standards. This process involves a careful evaluation of management and shareholder proposals pursuant to Thrivent’s Proxy Voting Guidelines, incorporating a wide range of factors that are financially material to portfolio companies’ and Thrivent clients’ objectives. Thrivent’s global approach is informed by various sources, including management’s recommendation, the advice of proxy voting advisory firms, and internal assessments. Thrivent’s Proxy Voting Guidelines are crafted to help clients and portfolio companies understand its voting rationale, maintaining flexibility to adapt to individual situations.

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Thrivent expects to vote proxies on behalf of clients in many cases in accordance with the Voting Guidelines. Thrivent retains the discretion, however, to vote any proxy on behalf of all or one or more clients in a manner inconsistent with the Voting Guidelines if Thrivent determines that doing so is in each applicable client’s best interest. In making such a determination, Thrivent may consider any information it deems relevant, including each applicable client’s investment objectives, strategies and processes. In such cases, the person requesting to diverge from the Voting Guidelines or process is required to document in writing the rationale for their vote and submit all written documentation to the Committee for review and approval. In determining whether to approve any particular request, the Committee will determine that the request is not influenced by any conflict of interest and is in the best interests of the applicable client(s). As a result, there may be instances when, with respect to a particular proxy vote item, Thrivent votes proxies on behalf of some clients in a manner that differs from how Thrivent votes proxies for other clients.

Retention of a Third Party Proxy Adviser

In order to facilitate the proxy voting process, Thrivent has retained ISS, an unaffiliated third-party proxy service provider, to provide proxy voting-related services, including custom vote recommendations, research, vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibilities. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. ISS analyzes each proxy vote of Thrivent’s client accounts and prepares a recommendation and/or materials for Thrivent’s consideration which reflect ISS’s application of the Policies and Procedures.

In determining how to vote proxies, Thrivent’s Proxy Voting Guidelines leverage applicable market specific ISS voting guidelines, generally the ISS Benchmark Proxy Voting Guidelines (“Benchmark Guidelines”). For certain proposal types, Thrivent will provide standing instructions to ISS to vote proxies based on the recommendation of the Benchmark Guidelines; for other proposal types, Thrivent’s investment and/or other personnel, as the circumstances warrant, use research and recommendations issued pursuant to the Benchmark Guidelines as part of the determination process.

The Benchmark Guidelines can be found at https://www.issgovernance.com/policy-gateway/voting-policies/.

Thrivent utilizes ISS’s voting agent services for notification of upcoming shareholder meetings of portfolio companies held in client accounts and to transmit votes on behalf of Thrivent’s clients. ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy voting process. The final authority and responsibility for proxy voting decisions remains with Thrivent. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our respective clients, while adhering to legal and fiduciary standards to maximize shareholder value.

Shareholder Proposals

For shareholder proposals where Thrivent uses research and recommendations issued pursuant to the Benchmark Guidelines and a voting determination is made by investment and/or other Thrivent personnel, Thrivent has developed evaluation frameworks designed to thoroughly assess each proposal, ensuring alignment with the best interests of company shareholders. Aspects of these frameworks may also be used for other proposals where Thrivent uses research and recommendations issued pursuant to the Benchmark Guidelines and a voting determination is made by investment and/or other Thrivent personnel.

Supplement Applicable to Quantitative/Index Strategies

Certain of Thrivent’s client accounts are accounts (or a portion thereof) that employ a quantitative strategy that relies on factor-based models or an index-tracking approach rather than primarily on fundamental security research and analyst coverage that an actively managed portfolio using fundamental research

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would typically employ (“Quantitative/Index Accounts”); often, these accounts hold a high number of positions. Accordingly, in light of the considerable time and effort that would be required to review ISS research and recommendations and the differing strategies for these accounts, absent client direction, for securities held only in Quantitative/Index Accounts, for certain categories of proposals, Thrivent uses a different process than for other accounts to review and determine a voting outcome. For these categories of proposals, Thrivent provides, consistent with the best interest of its clients, standing instructions to ISS to vote proxies based on the recommendation of ISS pursuant to the Benchmark Guidelines. When securities are also held in accounts (or a portion thereof) that rely on fundamental security research and analyst coverage, the Quantitative/Index Accounts will generally vote in accordance with the voting determination of those fundamental account(s), subject to any exceptions that may arise consistent with these guidelines and policies.

Monitoring and Resolving Conflicts of Interest

The Committee is responsible for monitoring and resolving possible material conflicts between the interests of Thrivent and those of its clients with respect to proxy voting. Examples of situations where conflicts of interest can arise are when i) the issuer is a vendor whose products or services are material to Thrivent’s business; ii) the issuer is an entity participating to a material extent in the distribution of proprietary investment products advised, administered or sponsored by Thrivent; iii) an Access Person1 of Thrivent also serves as a director or officer of the issuer; and iv) there is a personal conflict of interest (e.g., familial relationship with company management). Other circumstances or relationships can also give rise to potential conflicts of interest.

All material conflicts of interest will be resolved in the interests of the clients. Application of the Policies and Procedures’ applicable voting guidelines to vote client proxies is generally relied on to address possible conflicts of interest since the voting guidelines are pre-determined by the Committee. Where there is discretion in the voting guidelines, voting as recommended under an ISS policy may be relied on to address potential conflicts of interest.

In cases where Thrivent is considering overriding these Policies and Procedures’ applicable voting guidelines, or in the event there is discretion in determining how to vote (for example, where or the guidelines provide for a case by case internal review) matters presented for vote are not governed by such guidelines, the Committee will follow these or other similar procedures:

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Compliance will conduct a review to seek to identify potential material conflicts of interest. If no material conflict of interest is identified, the proxy will be voted as determined by the Committee or the appropriate Thrivent personnel under these policies and procedures. The Compliance review process for identifying potential conflicts of interest will be reviewed by the Committee and may include a review of factors indicative of a potential conflict of interest or a determination that voting in accordance with ISS’s recommendation(s) can reasonably be relied on to address potential conflicts of interest.

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If a material conflict of interest is identified, the Committee will be apprised of that fact and the Committee will evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what Thrivent believes to be the best interests of clients, and without regard for the conflict of interest. The Committee will document its vote determination, including the nature of the material conflict, the Committee’s analysis of the matters submitted for proxy vote, and the reasons why the Committee determined that the votes were cast in the best interests of clients.

Certain Thrivent Funds (“top tier fund”) may own shares of other Thrivent Funds (‘‘underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what Thrivent believes to be in the top tier fund’s best interest.

[1]	“Access Person” has the meaning provided under the current Thrivent Code of Ethics.

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Shareblocking

Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. Thrivent generally refrains from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Applying Proxy Voting Policies to non-U.S. Companies

Thrivent applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which apply without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that applying policies developed for U.S. corporate governance may not be appropriate for all markets.

Securities Lending

From time to time, certain clients may participate in a securities lending program. Thrivent will not have the right to vote shares on loan as of record date. Thrivent will generally not seek to recall shares on loan in order to vote, unless it determines that a vote would have a material effect on an investment in such loaned security. Thrivent will use reasonable efforts to recall securities. The ability to vote recalled shares is subject to administrative considerations, including the feasibility of a timely recall prior to record date. Thrivent may also restrict lending of securities in consideration of individual account and/or aggregate client investment in a company, or other criteria established from time to time.

Oversight, Reporting and Record Retention

Retention of Proxy Service Provider and Oversight of Voting

In overseeing proxy voting generally and determining whether or not to retain the services of ISS, Thrivent performs the following functions, among others, to determine that Thrivent continues to vote proxies in the best interest of its clients: i) periodic sampling of proxy votes; ii) periodic reviews of Thrivent’s Policies and Procedures to determine they are adequate and have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interest of Thrivent’s clients; iii) periodic due diligence on ISS designed to monitor ISS’s a) capacity and competency to adequately analyze proxy issues, including the adequacy and quality of its staffing and personnel, as well as b) its methodologies for developing vote recommendations and ensuring that its research is accurate and complete; and iv) periodic reviews of ISS’s procedures regarding their capabilities to identify and address conflicts of interest.

Proxy statements and solicitation materials of issuers (other than those which are available on the SEC’s EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent retains documentation on shares voted differently than the Thrivent Policies and Procedures voting guidelines, and any document which is material to a proxy voting decision such as the Thrivent Policies and Procedures voting guidelines and the Committee meeting materials.

ISS provides Vote Summary Reports for each Thrivent Fund. The report specifies the company, ticker, other applicable identifier (e.g., Cusip, SEDOL, etc.), meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the Thrivent Fund voted with or against company management.

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Copies of Voting Records and Policies

A copy of Thrivent’s detailed voting guidelines and the voting records of client accounts are available to Thrivent’s clients upon request.

Consents Related to Private Fund Investments

From time to time, the Thrivent Funds may invest in private investment funds (“private funds”). When these private funds request consent to change the terms or other conditions of their securities, Thrivent will promptly review these solicitations. Thrivent is committed to voting in the best interests of its clients, taking into account any potential conflicts of interest. The responsibility to vote on consents is delegated to certain of the Investment Personnel, as defined in the Thrivent Code of Ethics, of the Private Investments Group. The Private Investments Group, alongside the Chief Compliance Officer, will document and assess any potential conflicts of interest related to the consent voting process. If a conflict is deemed material by the Chief Compliance Officer, the Committee will be apprised. The Committee will then determine the best way to manage the conflict, ensuring votes serve the clients’ best interests. Other clients of Thrivent that vote on consents, including the Thrivent White Rose Funds, have other procedures related to the voting of consents as described in Thrivent Financial for Lutherans’ Part 2A of Form ADV.

Thrivent’s Proxy Voting Guidelines

Specific voting guidelines have been adopted by the Committee for regularly occurring categories of management and shareholder proposals. The detailed voting guidelines are available to Thrivent’s clients upon request. The following is a summary of significant Thrivent policies, which are generally consistent with the Benchmark Guidelines referenced above.

Board of Directors and Corporate Governance

Voting on Director Nominees in Uncontested Elections

Generally, Thrivent votes for director nominees, except under specific circumstances.

Four fundamental principles apply when determining votes on director nominees:

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Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties and to limit the number of directorships they accept.

2.

Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.

3.

Composition: Companies should ensure that directors add value to the board by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate expertise and independence, while ensuring active and collaborative participation by all members.

4.

Independence: Thrivent believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board’s work, even if the chief executive officer also serves as chairperson of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management.

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Circumstances under which Thrivent may abstain, vote against or withhold votes from directors, pursuant to the Benchmark, include:

●	Independence-related issues such as non-independent directors on a board with < 50% independence.
●	Composition-related issues such as low attendance or overboarding.
●	Responsiveness-related issues such as poor responsiveness to a low say-on-pay vote.
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Accountability-related issues such as problematic takeover defenses, capital structure, and/or governance structure (including poison pill, unequal voting rights, classified board, removal of shareholder discretion, problematic governance structure, unilateral bylaw/charter amendments, restrictions on shareholder proposals, director performance evaluations, problematic audit practices, pledging, climate accountability, other governance failures).

Voting on Director Nominees in Contested Elections

Thrivent votes case-by-case on the election of directors in contested elections.

Other Proposals Related to Board Structure & Accountability

Thrivent believes boards should be sufficiently accountable to shareholders, including through transparency of the company’s governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.

Thrivent may vote case-by-base on proposals related to age & term limits, proposals to establish or amend director qualifications, proposals to establish a new board committee, proposals to separate the board chair and CEO position, proposals related to director and officer indemnification, liability protection, and exculpation, and other proposals related to routine/standard board-related items.

Thrivent votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reason, Thrivent votes against proposals to eliminate cumulative voting and votes for proposals that seek to fix the size of the board.

Ratification of Auditors

Thrivent votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; non-audit fees paid represent 50 percent or more of the total fees paid to the auditor; or poor accounting practices are identified that rise to a serious level of concern.

Executive and Director Compensation

Well-designed incentive programs play a crucial role in guiding executive management decisions towards long-term value enhancement. Conversely, incentive programs with unsuitable performance targets or design flaws can hinder the alignment between management’s incentives and the interests of investors. We believe that as proactive investors, it’s our duty to comprehend the compensation structures of the companies in our portfolio and to offer constructive feedback — via our proxy voting and direct interactions — whenever we identify areas of concern.

Advisory Vote on Executive Compensation (Say on Pay)

Shareholder votes to approve executive compensation — generally votes of an advisory nature — have become common in markets around the world. It is challenging to apply a rules-based framework to compensation votes because every pay program is a unique reflection of the company’s performance, industry, size, geographic mix, and competitive landscape. Additionally, factors such as executives’

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individual performance, achievement of goals, experience, tenure, skills, and leadership should be taken into account in evaluating the overall compensation context. For these reasons, Thrivent votes on executive and director compensation proposals following a case-by-case evaluation. Generally, Thrivent opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Factors considered in our evaluation of “Say on Pay” votes includes an annual pay-for-performance analysis for companies in the S&P 1500, Russell 3000 or Russell 3000E Indices, conducted by ISS. This evaluation includes two primary factors:

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Peer Group Alignment: This assesses the relationship between the company’s total shareholder return (TSR) rank and the CEO’s total pay rank within a peer group, measured over three years. It also considers the CEO’s pay multiple relative to the peer group median.

●	Absolute Alignment: This examines the alignment between the trend in CEO pay and company TSR over the previous five fiscal years.

If this analysis indicates significant misalignment, Thrivent may include qualitative factors for a deeper evaluation, such as the ratio of performance- to time-based incentives, the rigor of performance goals, and transparency of pay program disclosures. Additionally, Thrivent scrutinizes problematic pay practices on a case-by-case basis, focusing on practices that contravene global pay principles.

Thrivent generally votes for holding annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Equity-Based and Other Incentive Plans

We believe long-term equity plans, used appropriately, provide strong alignment of interests between executives and investors. These plans can be effective in linking executives’ pay to the company’s performance as well as attracting and retaining management talent.

We evaluate requests to approve or renew equity plans on a case-by-case basis, taking into account a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an “Equity Plan Scorecard” (EPSC) approach with three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

▪	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
▪	SVT based only on new shares requested plus shares remaining for future grants.

Plan Features:

▪	Quality of disclosure around vesting upon a change in control (CIC);
▪	Discretionary vesting authority;
▪	Liberal share recycling on various award types;
▪	Lack of minimum vesting period for grants made under the plan;
▪	Dividends payable prior to award vesting.

Grant Practices:

▪	The company’s three year burn rate relative to its industry/market cap peers;
▪	Vesting requirements in CEO’S recent equity grants (3-year look-back);
▪	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);

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▪	The proportion of the CEO’s most recent equity grants/awards subject to performance conditions;
▪	Whether the company maintains a sufficient claw-back policy;
▪	Whether the company maintains sufficient post exercise/vesting share-holding requirements.

Other Compensation Plans

Thrivent has varying approaches for evaluating other compensation-related proposals, guided by a set of principles aimed at ensuring fair and effective compensation practices.

Capital Structure and Incorporation

Thrivent generally votes on a case-by-case basis on proposals related to capital structure and incorporation and seeks to vote in a way that protects shareholders’ value in the companies in which the Thrivent funds invest. When voting on capital structure issues, Thrivent considers the dilutive impact to shareholders and the effect on shareholder rights.

Thrivent will evaluate reincorporation proposals on a case-by-case basis. Considerations include:

●	Regulations of both states or countries
●	Required fundamental policies
●	Increased flexibility available

Increases in Common Stock

Thrivent’s policy for voting on proposals to increase the number of authorized shares of common stock is nuanced and case-by-case, guided by specific criteria. For general corporate purposes, the policy is to vote for an increase in authorized shares depending on the percentage of share usage: up to 50% increase if less than 50% of current shares are used, up to 100% if usage is between 50% and 100%, and up to the current share usage if it exceeds the authorized shares. However, Thrivent generally votes against increases, even within these parameters, if the proposal or the company’s use of shares is problematic, such as seeking to increase shares with superior voting rights or having a non-shareholder approved poison pill. Exceptions are made for increases beyond these ratios in cases where non-approval poses severe risks, like imminent bankruptcy or requirements by government bodies. In states allowing unilateral capital increases without shareholder approval, Thrivent may vote against all nominees if the increase doesn’t conform to these policies. For specific authorization requests linked to transactions (like acquisitions or SPAC transactions), the policy is generally to vote for the increase, with the allowable increase being the greater of twice the amount needed for the transactions or the calculated increase for general issuances.

Multi-Class Share Structures

Thrivent generally recommends voting against proposals to create a new class of common stock, except in specific circumstances where the company provides a compelling rationale for a dual-class capital structure. Such exceptions include situations where the company’s auditor expresses substantial doubt about the company’s ongoing viability, or when the new share class is intended to be temporary. Additionally, Thrivent may support the creation of a new class if it is aimed at financing purposes with minimal or no short-term and long-term dilution to current shareholders, and it is not structured to preserve or enhance the voting power of insiders or significant shareholders. The policy underscores a cautious approach to changes in capital structure that could impact shareholder rights and company governance.

Mergers and Acquisitions

Thrivent votes on mergers and acquisitions on a case-by-case basis, taking into account and balancing the following: anticipated financial and operating benefits, including the opinion of the financial advisor, market reaction, offer price (cost vs. premium) and prospects of the combined companies; how the deal

8

was negotiated; potential conflicts of interest between management’s interests and shareholders’ interests; and changes in corporate governance and their impact on shareholder rights.

Anti-takeover and Shareholder Rights Plans

Thrivent adopts a nuanced approach towards voting on anti-takeover provisions, with a policy anchored in the principles of flexibility, fairness, and transparency in corporate governance. This approach involves critical evaluation of various factors, including the dilutive impact of capital structure changes, the balance of authority between the board and shareholders, especially in amending bylaws, and the careful scrutiny of provisions related to control share acquisitions, fair price, and poison pills. Thrivent also assesses the implications of litigation rights, voting disclosure, and mechanisms that empower shareholders, such as the ability to act by written consent or call special meetings. We believe in maintaining a market for corporate control that functions without undue restrictions, as it often leads to acquisitions that increase shareholder value. Consequently, Thrivent typically votes against the adoption of anti-takeover provisions like shareholder rights plans (poison pills), which can lead to management entrenchment and reduced board accountability, aiming to support proposals that enhance shareholder value and rights and oppose those that restrict or harm these interests.

Shareholders Rights Plans (“poison pills”)

For shareholder proposals requesting the submission of a poison pill to a vote or its redemption, Thrivent generally votes in favor, except when there is an existing shareholder-approved poison pill or a policy that allows the board to adopt a pill under specific conditions, including immediate shareholder ratification. Such pills must be put to a shareholder vote within 12 months of adoption or they will expire.

In cases where management proposes ratification of a poison pill, Thrivent’s vote is case-by-case, focusing on the rights plan’s attributes like a trigger no lower than 20%, a maximum term of three years, the absence of features that limit a future board’s ability to redeem the pill, and a shareholder redemption feature. The company’s rationale for adopting the pill is also critically assessed, along with its governance structure, including board independence and existing defenses.

When it comes to poison pills aimed at preserving Net Operating Losses (NOLs), Thrivent votes against proposals if the term exceeds the shorter of three years or the exhaustion of the NOLs. For management proposals to ratify NOL pills with a shorter term, the vote is case-by-case, considering factors like the ownership threshold, the value of the NOLs, shareholder protection mechanisms, the company’s governance structure, and other relevant factors.

Shareholder Ability to Call a Special Meeting & Act by Written Consent

Thrivent’s policy regarding shareholder rights to act by written consent and to call special meetings is focused on maintaining and enhancing shareholder participation and influence in corporate governance. Generally, Thrivent votes against any proposals that seek to restrict or prohibit shareholders’ ability to act by written consent. We generally support proposals that enable shareholders to act by written consent, considering factors such as the existing rights, consent thresholds, any exclusionary language, the investor ownership structure, and the history of shareholder support and management responses to related proposals.

When it comes to shareholders’ ability to call special meetings, Thrivent typically votes against proposals that restrict or prohibit this right. We generally support management or shareholder proposals that facilitate the ability of shareholders to call special meetings, paying attention to current rights, the minimum ownership threshold necessary for calling meetings (with a preference for a 10% threshold), any prohibitive language in the proposals, the investor ownership structure, and the track record of both shareholder support and management’s responses to past proposals.

9

Voting Requirements

Thrivent generally supports management proposals to adopt a majority of votes cast standard for directors in uncontested elections.

Thrivent generally opposes proposals to require a supermajority shareholder vote and generally supports proposals to reduce supermajority vote requirements. However, for companies with shareholder who have significant ownership levels, Thrivent may vote case-by-case, taking into account: Ownership structure; Quorum requirements; and Vote requirements.

Thrivent generally votes case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company’s vote-counting methodology.

Environmental and Social Management Proposals

Thrivent will generally vote in accordance with the ISS Benchmark recommendations with regard to management proposals relating to environmental and social topics, such as those related to approval of political donations.

Shareholder Proposals

At Thrivent, we evaluate shareholder proposals with the overarching goal of aligning our voting decisions with the best interests of shareholders and maximizing long-term value. Shareholder proposals are reviewed on a case-by-case basis starting with thoughtful and consistent framework processes that consider the materiality of the issue to the company’s business, the company’s current practices and disclosures, the context and credibility of the proposal and its proponent, alignment with shareholder interests, and the proposal’s prescriptiveness.

We recognize that proposals can vary significantly in scope and impact, and our evaluation process reflects this diversity. While our actively managed fundamental strategies apply a detailed, research-driven approach to voting decisions, our quantitative and index strategies rely on processes that balance efficiency with shareholder value considerations. This distinction ensures that each proposal is assessed in a manner consistent with the strategy and objectives of the portfolios holding the security.

Environmental and Social Shareholder Proposals

When evaluating environmental and social proposals, we adopt a case-by-case analysis that balances the specific circumstances of each company with the broader context of market norms and regulatory requirements. The starting point of our evaluation is a framework that involves analyzing the relevance of a proposal in terms of its direct relation to the company’s business activities, strategies, and performance.

The framework considers the potential material impact of the proposal on the company’s long-term value with a focus on financial performance or valuation. Additionally, Thrivent examines the company’s current practices, policies, and disclosures relevant to the proposal, while considering industry-standard practices and trends (market norms) to provide a benchmark for evaluation. Understanding the legal and regulatory landscape, including existing laws and future regulatory trends, forms a part of this evaluation. The framework also encompasses identifying the proposal’s proponents to understand their motivations and potential implications, as well as considering the proposal’s potential reputational impact on the company. Assessing the reasonableness of the proposal in terms of practicality, feasibility, and logic, and evaluating its persuasiveness based on clarity, logic, and evidence, are also integral components of the process.

10

By leveraging this structured framework, Thrivent ensures that our voting decisions are informed and consider long-term value creation for shareholders.

Consideration	Questions	Explanation

Materiality	Does the resolution address an issue that is material for this company? Does the proposal reflect an industry-specific, materiality-driven approach?

The relevance of the resolution is crucial in determining if it aligns with the core business and operations of the company. Materiality is key to understanding if the issue can significantly impact the company’s long-term value.

Current Practice	Does the proposal address a current shortcoming? Has the company already announced intentions to address the shortcoming?	Current practices and disclosures are reviewed to check if the company has already taken steps to address the issue. Market norms provide context by showing industry standards and peer responses.

Context	Who are the proponents of the resolution, and are they tied to any particular interest groups? Do the proponent’s interests align with ours?

Understanding the proponent helps identify their motivations and alignment with the company’s objectives. The reasonableness and persuasiveness of the proposal are essential to ensure it is practical and effectively communicated.

Shareholder Alignment	Are shareholders the optimal stakeholders to address the core issue that is the subject of the resolution? Does the proposal add value for shareholders?	This involves assessing whether the issue falls within shareholder influence or if it’s better addressed through regulatory compliance and legal mandates.

Prescriptiveness	Is the proposal NOT overly prescriptive? Do the proposal’s demands NOT unreasonably restrict management from conducting its business?

The reasonableness of the proposal is evaluated to ensure it is not excessively demanding. The company’s current practices and disclosures are reviewed to determine if there is already a framework addressing the issue.

Other Shareholder Proposals

Thrivent’s approach to evaluating other shareholder proposals reflects our commitment to responsible investment stewardship and alignment with shareholder value. Recognizing the wide range of issues addressed by these proposals—such as governance structures, shareholder rights, executive compensation, and operational practices—we apply a consistent and thorough framework as a starting point to ensure decisions are in the best interests of shareholders.

These shareholder proposals are evaluated on a case-by-case basis, balancing company-specific circumstances with broader governance standards and market practices. Our evaluation framework considers the materiality of the proposal, its relevance to the company’s business strategy, and its potential to create or protect shareholder value. In addition, we assess the company’s current practices and policies to identify any governance shortcomings the proposal seeks to address.

The context and credibility of the proposal and its proponents are critical components of our analysis, helping to understand the proponents’ motivations and whether they are aligned with shareholder interests. We also evaluate whether the proposal enhances shareholder rights, better aligns management and shareholder objectives, and avoids unnecessary prescriptiveness that could hinder the company’s ability to operate effectively.

11

By leveraging this structured framework, Thrivent ensures that our voting decisions are informed and consider long-term value creation for shareholders.

Consideration	Questions	Explanation

Materiality	Is the issue material to the company’s business? Does the proposed action have the potential to materially impact the company?

The relevance of the proposal is essential to ensure it addresses core business operations and aligns with shareholder value creation. Materiality highlights the issue’s potential impact on financial and strategic outcomes.

Current Practice	Does the proposal remedy a governance weakness? Has the company already announced intentions to address the shortcoming?	Reviewing current practices and disclosures helps identify existing efforts to address the issue. Governance improvements may align with industry standards or address peer comparisons.

Context	Who are the proponents of the resolution, and are they tied to any particular interest groups? Do the proponent’s interests align with ours?	Understanding the proponents’ motivations ensures alignment with shareholder objectives. Proposals should be reasonable and communicated effectively.

Shareholder Alignment	Does the proposal enhance shareholder rights or create value for shareholders? Does the proposal have the potential to better align executive and/or directors’ interests with those of shareholders?	Evaluating shareholder alignment ensures the proposal strengthens governance practices, improves shareholder rights, and aligns interests with long-term value creation.

Prescriptiveness	Is the proposal NOT overly prescriptive? Does the proposal’s demands NOT unreasonably restrict management from conducting its business?	Proposals should not impose excessive restrictions on management. They must balance practicality and flexibility with achieving the intended objectives.

Disclosure-Related Proposals

In assessing proposals that request enhanced disclosure, Thrivent focuses on several critical factors, such as the company’s current level of disclosure, its compliance with relevant regulations and guidelines, and any significant controversies or fines that might have arisen.

Thrivent’s policy is to vote on a case-by-case basis on shareholder proposals seeking greater disclosure, as well as any associated risks and liabilities. The goal is to ensure that disclosures effectively balance the needs and interests of various stakeholders and are not overly onerous, diverting resources from core business operations.

Action-Related Proposals

Regarding proposals that require a company to take a certain action, our policy is to carefully scrutinize requests for the adoption of specific targets, goals, or changes in business practices. We acknowledge that while shareholders may not always have the intricate knowledge of a company’s strategic operations, there are instances where such proposals can highlight areas needing improvement.

Thrivent assesses each proposal based on the nature of the company’s business, the practicality and feasibility of implementing the proposed actions, and how these actions align with the company’s overall strategy and operational capabilities. In considering these proposals, Thrivent pays close attention to the company’s ability to address the issues raised in the proposal, the proposal’s prescribed timetable and methods for implementation, and how the company’s practices compare with those of its industry peers.

12

Copies of Voting Records and Policies

A copy of Thrivent’s detailed voting guidelines and the voting records of client accounts are available to Thrivent’s clients upon request.

13

THRIVENT ETF TRUST
PART C: OTHER INFORMATION
Item 28.
Exhibits

(a)(1)
Declaration of Trust of Thrivent ETF Trust (the “Trust” or “Registrant”), incorporated by reference from the initial
N-1A registration statement of Registrant, file no. 333-261454, filed December 2, 2021.

(a)(2)
Amendment No. 1 to the Declaration of Trust of the Registrant, incorporated by reference from Post-effective
Amendment No. 2 to the registration statement of Registrant, file no. 333-261454, filed November 13, 2024.

(b)(1)	Bylaws of the Registrant, incorporated by reference from the initial N-1A registration statement of Registrant, file no. 333-261454, filed December 2, 2021.
(b)(2)
Amendment No. 1 to the Bylaws of the Registrant, incorporated by reference from Post-effective Amendment
No. 2 to the registration statement of Registrant, file no. 333-261454, filed November 13, 2024.

(c)	Reference is made to Article V of the Registrant’s Declaration of Trust.
(d)(1)
Investment Advisory Agreement, dated August 30, 2022, between the Registrant and Thrivent Asset
Management, LLC, incorporated by reference from Pre-effective Amendment No.4 to the registration statement of Registrant, file no. 333-261454, filed September 12, 2022.

(d)(2)
Amendment No. 1 to Investment Advisory Agreement, incorporated by reference from Post-effective
Amendment No. 5 to the registration statement of Registrant, file no. 333-261454, filed February 14, 2025.

(d)(3)
Amendment No. 2 to Investment Advisory Agreement, incorporated by reference from Post-effective
Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed September 4, 2025.

(e)(1)
Distribution Agreement, dated May 20, 2022, between the Registrant and ALPS Distributors, Inc. (“ALPS”), incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file
no. 333-261454, filed August 4, 2022.

(e)(2)
Amendment No. 1 to Distribution Agreement, between Registrant and ALPS, incorporated by reference from
Post-effective Amendment No. 5 to the registration statement of Registrant, file no. 333-261454, filed
February 14, 2025.

(e)(3)
Amendment No. 2 to Distribution Agreement, between Registrant and ALPS, incorporated by reference from
Post-effective Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed
September 4, 2025.

(e)(4)
Supplemental Distribution Services Letter Agreement between the Registrant and Thrivent Distributors, LLC, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file
no. 333-261454, filed August 4, 2022.

(f)	Not applicable.
(g)(1)
Master Custodian Agreement, dated December 1, 2017, between Registrant and State Street Bank and Trust
Company (“State Street”), incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(g)(2)
Letter Agreement Amendment, dated May 18, 2022, between Registrant and State Street, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(g)(3)
Amendment, effective February 28, 2023, to Master Custodian Agreement, incorporated by reference from
Post-effective Amendment No. 1 to the registration statement of Registrant, file no. 333-261454, filed
November 30, 2023.

(g)(4)
Amendment, effective April 30, 2023, to Master Custodian Agreement, incorporated by reference from Post-
effective Amendment No. 1 to the registration statement of Registrant, file no. 333-261454, filed November 30,
2023.

(g)(5)
Letter Agreement Amendment, dated January 6, 2025, to Master Custodian Agreement, incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed January 28, 2025 .

(g)(6)
Amendment, dated June 26, 2025, to Master Custodian Agreement, incorporated by reference from Post-
effective Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed September 4,
2025.

(h)(1)
Administration Agreement, dated May 18, 2022, between the Registrant and State Street, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(h)(2)
Letter Agreement Amendment, dated January 6, 2025, to Administration Agreement, incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed
January 28, 2025.

(h)(3)
Amendment, dated June 27, 2025, to Administration Agreement, incorporated by reference from Post-effective
Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed September 4, 2025.

(h)(4)
Transfer Agency and Service Agreement, dated May 18, 2022, between the Registrant and State Street, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file
no. 333-261454, filed August 4, 2022.

(h)(5)
Letter Agreement Amendment, dated January 6, 2025, to Transfer Agency and Service Agreement,
incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file
no. 333-261454, filed January 28, 2025.

(h)(6)
Amendment, dated June 27, 2025, to Transfer Agency and Service Agreement, incorporated by reference from
Post-effective Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed
September 4, 2025.

(h)(7)
Anti-Money Laundering and Sanctions Procedures Supplement to Transfer Agency and Service Agreement,
dated August 3, 2022, between the Registrant and State Street, incorporated by reference from Pre-effective
Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.

(h)(8)
Amendment, dated January 6, 2025, to Anti-Money Laundering and Sanctions Procedures Supplement to
Transfer Agency and Service Agreement, incorporated by reference from Post-effective Amendment No. 4 to the registration statement of Registrant, file no. 333-261454, filed January 28, 2025.

(h)(9)
Amendment, dated June 27, 2025, to Anti-Money Laundering and Sanctions Procedures Supplement to
Transfer Agency and Service Agreement, incorporated by reference from Post-effective Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed September 4, 2025.

(h)(10)	Form of Authorized Participant Agreement, incorporated by reference from Pre-effective Amendment No. 3 to the registration statement of Registrant, file no. 333-261454, filed August 4, 2022.
(h)(11)
Services Agreement, dated May 17, 2023, between Thrivent Asset Management, LLC and Thrivent Financial
Investor Services Inc., incorporated by reference from Post-effective Amendment No. 1 to the registration statement of Registrant, file no. 333-261454, filed November 30, 2023.

(h)(12)	Form of Rule 12d-1 Fund of Funds Investment Agreement, filed herewith.
(i)	Opinion and Consent of Ropes & Gray LLP, to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm, to be filed by subsequent amendment.
(k)	Not applicable.
(l)
Subscription Agreement, dated August 12, 2022, between the Registrant and Thrivent Financial for Lutherans, incorporated by reference from Pre-effective Amendment No. 4 to the registration statement of Registrant, file
no. 333-261454, filed September 12, 2022.

(m)	Amended Rule 12b-1 Plan, incorporated by reference from Post-effective Amendment No. 7 to the registration statement of Registrant, file no. 333-261454, filed September 4, 2025.
(n)	Not applicable.
(o)	Reserved
(p)	Code of Ethics for the Registrant, dated November 18, 2025, filed herewith.
(q)	Power of attorney, filed herewith.
Item 29.
Persons Controlled by or Under Common Control with Registrant
Registrant is an open-end management investment company organized as a Massachusetts business trust on September 2, 2021. Thrivent Financial for Lutherans (“Thrivent”), the parent company of the Registrant’s investment adviser, is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the persons directly or indirectly controlled by Thrivent. Financial statements of Thrivent will be presented on a consolidated basis.

Thrivent Entities	Primary Business	State of Organization
Thrivent	Fraternal benefit society offering financial services and products	Wisconsin

Thrivent Entities	Primary Business	State of Organization
Thrivent Financial Holdings, Inc.[1]	Holding company with no independent operations	Delaware
North Meadows Investment Ltd.[2]	Real estate development and investment corporation	Wisconsin
Thrivent Advisor Network, LLC[2]	Investment adviser	Delaware
Thrivent Asset Management, LLC[2]	Investment adviser	Delaware
Thrivent Bank[2]	Industrial bank	Utah
Thrivent Distributors, LLC[2]	Limited purpose broker-dealer	Delaware
Thrivent Financial Investor Services Inc.[2]	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.[2]	Life and health insurance agency	Minnesota
Newman Financial Services, LLC[3]	Long-term care insurance agency	Minnesota
Thrivent Investment Management Inc.[2]	Broker-dealer and investment adviser	Delaware
Thrivent Trust Company[2]	Federally chartered limited purpose trust bank	Federal Charter
Gold Ring Holdings, LLC[1]	Holding vehicle	Delaware
Thrivent Education Funding, LLC[1]	Special purpose entity	Delaware
White Rose CFO 2023 Holdings, LLC[1]	Special purpose entity	Delaware
White Rose CFO 2023, LLC[4]	Special purpose entity	Delaware
BADGER FBN 2025 HOLDINGS, LLC[1]	Special purpose entity	Delaware
BADGER FBN 2025, LLC[5]	Special purpose entity	Delaware
Blue Rock Holdco LLC[2]	Holding vehicle	Delaware
Castle Lending Enterprises, LLC[6]	Special purpose entity	Delaware
College Avenue Student Loans, LLC[7]	Special purpose entity	Delaware
College Ave Student Loan Servicing LLC[8]	Special purpose entity	Delaware
TLC 193 LLC[9]	Special purpose entity	Delaware
Museum Finance, LLC[9]	Special purpose entity	Delaware
College Ave Administrator LLC[8]	Special purpose entity	Delaware
College Ave Depositor, LLC[8]	Special purpose entity	Delaware
College Ave Residual Holdings, LLC[8]	Special purpose entity	Delaware
College Ave Holdings 2018-A, LLC[8]	Special purpose entity	Delaware
College Ave Holdings 2019-A, LLC[8]	Special purpose entity	Delaware
Thrivent White Rose GP II, LLC[10]	General partner	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[10]	General partner	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP IV, LLC[10]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[10]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[10]	General partner	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[10]	General partner	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose Fund VII Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[10]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[10]	General partner	Delaware
Thrivent White Rose Fund X Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund X Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[9]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XIII, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XIV, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XIV Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Fund XIV Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose GP XV Fund of Funds, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XV Fund of Funds, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Fund of Funds, LLC[12]	Private equity fund	Delaware
Thrivent White Rose GP XV Equity Direct, LLC[10]	General partner	Delaware
Thrivent White Rose Fund XV Equity Direct, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Feeder XV Equity Direct, LLC[12]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund GP, LLC[1]	General partner	Delaware
Thrivent White Rose Opportunity Fund, LP1	Investment subsidiary	Delaware
Thrivent White Rose Real Estate GP, LLC[10]	General partner	Delaware

Thrivent Entities	Primary Business	State of Organization
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP III, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP IV, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund IV, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder IV, LLC[12]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate GP V, LLC[10]	General partner	Delaware
Thrivent White Rose Real Estate Fund V, L.P.[11]	Private equity real estate fund	Delaware
Thrivent White Rose Real Estate Feeder V, LLC[12]	Private equity real estate fund	Delaware
Thrivent White Rose Endurance GP, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance GP II, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund II, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance GP III, LLC[10]	General partner	Delaware
Thrivent White Rose Endurance Fund III, L.P.[11]	Private equity fund	Delaware
Thrivent White Rose Endurance Feeder III, LLC[12]	Private equity fund	Delaware
Twin Bridge Capital Partners, LLC[13]	Investment adviser	Delaware

1
Wholly owned subsidiary of Thrivent.
2
Wholly owned subsidiary of Thrivent Financial Holdings, Inc. Thrivent is the ultimate controlling entity.
3
Wholly owned subsidiary of Thrivent Insurance Agency Inc. Thrivent is the ultimate controlling entity.
4
Wholly owned subsidiary of White Rose CFO 2023 Holdings, LLC. Thrivent is the ultimate controlling entity.
5
Wholly owned subsidiary of BADGER FBN 2025 HOLDINGS, LLC. Thrivent is the ultimate controlling entity.
6
Directly controlled by Blue Rock HoldCo LLC. Thrivent is the ultimate controlling entity.
7
Directly controlled by Castle Lending Enterprises, LLC. Thrivent is the ultimate controlling entity.
8
Directly controlled by College Avenue Student Loans, LLC. Thrivent is the ultimate controlling entity.
9
Directly controlled by College Ave Student Loan Servicing, LLC. Thrivent is the ultimate controlling entity.
10
Directly controlled by Thrivent, which is the managing member and owns an interest in the limited liability company.
11
Directly controlled by its general partner. Thrivent is the ultimate controlling entity. The fund is a pooled investment vehicle organized primarily for the purpose of investing assets of Thrivent’s general account.
12
Directly controlled by Thrivent, which is the managing member of the limited liability company. The fund is a pooled investment vehicle organized as a feeder fund of the fund.
13
Directly controlled by Thrivent. Investment advisory clients include Pacific Street Fund, Twin Bridge Narrow Gate Fund, and Twin Bridge Titan Fund limited partnerships.

Item 30.
Indemnification
Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons), to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.
Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
The Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no indemnification will be made in violation of the provisions of the 1940 Act.
The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.
The trustees and officers of the Registrant and the Registrant are insured under a directors and officers/errors and omissions liability insurance policy.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Business and Other Connections of the Investment Adviser
Thrivent Asset Management, LLC is the investment adviser of Registrant. Information about Thrivent Asset Management’s financial industry activities or affiliations, as well as the business and other connections of the directors and officers of Thrivent Asset Management, is included on the Form ADV that Thrivent Asset Management has on file with the Securities and Exchange Commission (file No. 801-64988).
Item 32.
Principal Underwriters
(a)
ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:
1290 Funds
1WS Credit Income Fund
Aberdeen Income Credit Strategies Fund
abrdn ETFs
abrdn Funds

abrdn Global Premier Properties Fund
Accordant ODCE Index Fund
Alpha Alternative Assets Fund
ALPS Series Trust
Alternative Credit Income Fund
Apollo Diversified Credit Fund
Apollo Diversified Real Estate Fund
AQR Funds
Axonic Alternative Income Fund
Axonic Funds
BBH Trust
Bluerock High Income Institutional Credit Fund
Bluerock Total Income+ Real Estate Fund
Bridge Builder Trust
Cambria ETF Trust
CION Ares Diversified Credit Fund
CION Grosvenor Infrastructure Fund
Columbia ETF Trust
Columbia ETF Trust I
Columbia ETF Trust II
Columbia Seligman Premium Technology Growth Fund, Inc.
CRM Mutual Fund Trust
DBX ETF Trust
Eagle Point Defensive Income Trust
Eagle Point Enhanced Income Trust
EA Series Trust (Cambria Series)
ETF Series Solutions (Vident Series)
Financial Investors Trust
Firsthand Funds
FS Credit Income Fund
FS Credit Opportunities Corp.
FS MVP Private Markets Fund
Gemcorp Commodities Alternative Products Fund
Goehring & Rozencwajg Investment Funds
Goldman Sachs ETF Trust
Goldman Sachs ETF Trust II
Graniteshares ETF Trust
Hartford Funds Exchange-Traded Trust
Heartland Group, Inc.
Investment Managers Series Trust II (AXS-Advised Funds)
Investment Managers Series Trust II (Alternative Access-Advised Fund)
Janus Detroit Street Trust
Lattice Strategies Trust
Litman Gregory Funds Trust
Longleaf Partners Funds Trust
Manager Directed Portfolios (Spyglass Growth Fund)
Meridian Fund, Inc.
Natixis ETF Trust
Natixis ETF Trust II
New York Life Investments Active ETF Trust
New York Life Investments ETF Trust
Opportunistic Credit Interval Fund
PRIMECAP Odyssey Funds
Principal Exchange-Traded Funds
RiverNorth Funds
RiverNorth Opportunities Fund, Inc.
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
RiverNorth Opportunistic Municipal Income Fund, Inc.
RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.
RiverNorth Capital and Income Fund, Inc.
RiverNorth Flexible Municipal Income Fund II, Inc.
RiverNorth Managed Duration Municipal Income Fund II, Inc.
SPDR Dow Jones Industrial Average ETF Trust
SPDR S&P 500 ETF Trust
SPDR S&P MidCap 400 ETF Trust
Sphinx Opportunity Fund II
Sprott Funds Trust
The Arbitrage Funds
The Pop Venture Fund
Themes ETF Trust
Tidal Trust II (Cambria Series)
Thornburg ETF Trust
Thrivent ETF Trust
Trust for Professional Managers (PT Asset Management Series)
USCF ETF Trust
Valkyrie ETF Trust II
Wasatch Funds
Wilmington Funds
X-Square Balanced Fund
X-Square Series Trust
(b)
To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:
Name*	Position with Underwriter	Position with Registrant
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell **	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Hilary Quinn	Vice President	None
* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
** The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.
*** The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
^ The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.
^^ The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.
(c)
Not applicable.
Item 33.
Location of Accounts and Records
Each account, book, or other document required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

Registrant:	901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211

4321 N. Ballard Rd. Appleton, Wisconsin 54919
Investment Adviser:	Thrivent Asset Management, LLC 901 Marquette Avenue, Suite 2500 Minneapolis, Minnesota 55402-3211
4321 N. Ballard Rd. Appleton, Wisconsin 54919
Principal Underwriter:	ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203
Transfer Agent, Administrator, Custodian:	State Street Bank and Trust Company One Congress Street, Suite 1 Boston, Massachusetts 02114-2016
Item 34.
Management Services
Not applicable.
Item 35.
Undertakings
Not Applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, as of the 25th day of November, 2025.
Thrivent ETF Trust
/s/ John D. Jackson
John D. Jackson Secretary and Chief Legal Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 25th day of November, 2025:
Signature	Title
/s/ Michael W. Kremenak
Michael W. Kremenak	Trustee and President (Principal Executive Officer)
/s/ Sarah L. Bergstrom
Sarah L. Bergstrom	Treasurer (Principal Financial and Accounting Officer)
*
Janice B. Case	Trustee
*
Robert J. Chersi	Trustee
*
Arleas Upton Kea	Trustee
*
Paul R. Laubscher	Trustee
*
Robert J. Manilla	Trustee
*
James A. Nussle	Trustee
*
David S. Royal	Trustee
*
James W. Runcie	Trustee
*
Constance L. Souders	Trustee

*
John D. Jackson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees of Thrivent ETF Trust pursuant to the powers of attorney duly executed by such persons.
Dated: 25th day of November, 2025	/s/ John D. Jackson
John D. Jackson Attorney-in-Fact